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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive,       Hauppauge, New York 11788

(Address of principal executive offices)   (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  January 31, March 31, April 30, May 31, June 30, July 31, September 30 & December 31

Date of reporting period:  July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHANGING PARAMETERS FUND									Item 1, Exhibit 26
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type & Number	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Transamerica High Yield Fund Bond	TDHIX	893962159	11/16/2012 Special Meeting

Proposal 1: Elect Board Members: Shareholders of each fund are being asked to elect Trustees for their fund. Proposal 2: Approve a New Investment Advisory Agreement: Shareholders of each fund are being asked to approve a new investment advisory agreement for their fund.  Proposal 3: Approve Revised Fundamental Investment Policies: Shareholders of each fund are being asked to approve revised fundamental investment policies for their fund.

						MGMT 1-3	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
2	TCW Total Return Bond Fund Cl I_CPPort	TGLMX	87234N880	11/28/2012 Speicial Meeting

1. For each Fund listed above, to approve a new investment management agreement between the Trust and Metropolitan West Asset Management, LLC, the Funds’ current investment adviser; and 2. To transact such other business as may properly come before the Meeting or any adjournments thereof.

						MGMT 1-2	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."

Registrant: NORTHERN LIGHTS FUND TRUST - CMG Global Equity Fund									Item 1, Exhibit 27
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - CMG SR Tactical Bond Fund									Item 1, Exhibit 28
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - CMG TACTICAL EQUITY STRATEGY FUND									Item 1, Exhibit 29
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - DIVERSIFIED RISK PARITY FUND									Item 1, Exhibit 31
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4
5	There were no proxy votes during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - EAS Trademark Capital Global Fund									Item 1, Exhibit 34
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	There were no proxy votes during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - GENERATIONS MULTI-STRATEGY FUND				Item 1, Exhibit 35
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

Investment Company Report
FLEXTRONICS INTERNATIONAL LTD.
Security	Y2573F102	Meeting Type		Annual
Ticker Symbol	FLEX	Meeting Date		30-Aug-2012
ISIN	SG9999000020	Agenda		933668595 - Management

Item	Proposal	Type	Vote	For/Against Management
1A.	RE-ELECTION OF MR. JAMES A. DAVIDSON AS A DIRECTOR OF FLEXTRONICS.	Management	For	For
1B.	RE-ELECTION OF MR. WILLIAM D. WATKINS AS A DIRECTOR OF FLEXTRONICS.	Management	For	For
2.	RE-ELECTION OF MR. LAY KOON TAN AS A DIRECTOR OF FLEXTRONICS.	Management	For	For
3.	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEXTRONICS'S INDEPENDENT AUDITORS FOR THE 2013 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	Management	For	For
4.	TO APPROVE THE GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEXTRONICS TO ALLOT AND ISSUE ORDINARY SHARES.	Management	For	For
5.

NON-BINDING, ADVISORY RESOLUTION. TO
APPROVE THE COMPENSATION OF
FLEXTRONICS'S NAMED EXECUTIVE
OFFICERS, AS DISCLOSED PURSUANT TO
ITEM 402 OF REGULATION S-K, SET FORTH
IN "COMPENSATION DISCUSSION AND
ANALYSIS" AND IN THE COMPENSATION
TABLES AND THE ACCOMPANYING
NARRATIVE DISCLOSURE UNDER
"EXECUTIVE COMPENSATION" IN
FLEXTRONICS'S PROXY STATEMENT
RELATING TO ITS 2012 AGM

		Management	For	For
S1.	EXTRAORDINARY GENERAL MEETING PROPOSAL: TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEXTRONICS OF ITS OWN ISSUED ORDINARY SHARES.	Management	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209	Meeting Type		Annual
Ticker Symbol	TEVA	Meeting Date		12-Sep-2012
ISIN	US8816242098	Agenda		933679447 - Management

Item	Proposal	Type	Vote	For/Against Management
1.

TO APPROVE THE RESOLUTION OF THE
BOARD OF DIRECTORS TO DECLARE AND
DISTRIBUTE THE CASH DIVIDENDS FOR THE
YEAR ENDED DECEMBER 31, 2011, PAID IN
FOUR INSTALLMENTS IN AN AGGREGATE
AMOUNT OF NIS 3.40 (APPROXIMATELY
US$0.95, ACCORDING TO THE APPLICABLE
EXCHANGE RATES PER ORDINARY SHARE
(OR ADS).

		Management	For	For
2A.	ELECTION OF DIRECTOR: DR. PHILLIP FROST	Management	Against	Against
2B.	ELECTION OF DIRECTOR: MR. ROGER ABRAVANEL	Management	For	For
2C.	ELECTION OF DIRECTOR: PROF. RICHARD A. LERNER	Management	For	For
2D.	ELECTION OF DIRECTOR: MS. GALIA MAOR	Management	For	For
2E.	ELECTION OF DIRECTOR: MR. EREZ VIGODMAN	Management	For	For
3A.

TO APPROVE THE PAYMENT TO EACH OF
THE COMPANY'S DIRECTORS, OTHER THAN
THE CHAIRMAN AND THE VICE CHAIRMAN
OF THE BOARD OF DIRECTORS, OF AN
ANNUAL FEE IN THE NIS EQUIVALENT OF
US$190,000 (ACCORDING TO THE
EXCHANGE RATE ON THE DATE OF
APPROVAL BY SHAREHOLDERS) PLUS VAT
(AS APPLICABLE) PLUS A PER MEETING FEE
OF US$2,000 (ACCORDING TO THE
EXCHANGE RATE ON THE DATE OF
APPROVAL BY SHAREHOLDERS) PLUS VAT
(AS APPLICABLE). SUCH PAYMENTS WILL BE
ADJUSTED BASED ON THE ISRAELI
CONSUMER PRICE INDEX SUBSEQUENT TO
THE DATE OF APPROVAL BY
SHAREHOLDERS.

		Management	For	For
3B.	TO APPROVE THE REIMBURSEMENT AND REMUNERATION FOR DR. PHILLIP FROST, CHAIRMAN OF THE BOARD OF DIRECTORS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	For	For
3C.

TO APPROVE PAYMENT TO PROF. MOSHE
MANY, FOR HIS SERVICE AS VICE
CHAIRMAN OF THE BOARD OF DIRECTORS,
OF AN ANNUAL FEE IN THE NIS EQUIVALENT
OF US$400,000 (ACCORDING TO THE
EXCHANGE RATE ON THE DATE OF
APPROVAL BY SHAREHOLDERS) PLUS VAT

		Management	For	For

(AS APPLICABLE), FOR SUCH TIME AS PROF.
MANY CONTINUES TO SERVE AS VICE
CHAIRMAN OF THE BOARD OF DIRECTORS.
SUCH PAYMENT WILL BE ADJUSTED BASED
ON THE ISRAELI CONSUMER PRICE INDEX
SUBSEQUENT TO THE DATE OF APPROVAL
BY SHAREHOLDERS.

4.

TO APPROVE CERTAIN AMENDMENTS TO
THE COMPANY'S ARTICLES OF
ASSOCIATION IN THE MANNER DESCRIBED
IN THE COMPANY'S PROXY STATEMENT AND
AS REFLECTED IN THE AMENDED ARTICLES
OF ASSOCIATION ATTACHED THERETO.

		Management	For	For
5.	TO APPROVE INDEMNIFICATION AND RELEASE AGREEMENTS FOR THE DIRECTORS OF THE COMPANY.	Management	For	For
6.

TO APPOINT KESSELMAN & KESSELMAN, A
MEMBER OF PRICEWATERHOUSECOOPERS
INTERNATIONAL LTD., AS THE COMPANY'S
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM UNTIL THE 2013 ANNUAL
MEETING OF SHAREHOLDERS AND TO
AUTHORIZE THE BOARD OF DIRECTORS TO
DETERMINE ITS COMPENSATION, PROVIDED
SUCH COMPENSATION IS ALSO APPROVED
BY THE AUDIT COMMITTEE.

		Management	For	For
THE PROCTER & GAMBLE COMPANY
Security	742718109	Meeting Type		Annual
Ticker Symbol	PG	Meeting Date		09-Oct-2012
ISIN	US7427181091	Agenda		933681062 - Management

Item	Proposal	Type	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: ANGELA F. BRALY	Management	For	For
1B.	ELECTION OF DIRECTOR: KENNETH I. CHENAULT	Management	For	For
1C.	ELECTION OF DIRECTOR: SCOTT D. COOK	Management	For	For
1D.	ELECTION OF DIRECTOR: SUSAN DESMOND- HELLMANN	Management	For	For
1E.	ELECTION OF DIRECTOR: ROBERT A. MCDONALD	Management	For	For
1F.	ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.	Management	For	For
1G.	ELECTION OF DIRECTOR: JOHNATHAN A. RODGERS	Management	For	For
1H.	ELECTION OF DIRECTOR: MARGARET C. WHITMAN	Management	For	For
1I.	ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER	Management	For	For
1J.	ELECTION OF DIRECTOR: PATRICIA A. WOERTZ	Management	For	For
1K.	ELECTION OF DIRECTOR: ERNESTO ZEDILLO	Management	For	For
2.	RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Management	For	For
3.	ADVISORY VOTE ON EXECUTIVE COMPENSATION (THE SAY ON PAY VOTE)	Management	For	For
4.	SHAREHOLDER PROPOSAL #1 - SAY ON POLITICAL CONTRIBUTION (PAGE 67 OF PROXY STATEMENT)	Shareholder	Against	For
5.	SHAREHOLDER PROPOSAL #2 - PRODUCER RESPONSIBILITY FOR PACKAGING (PAGE 70 OF PROXY STATEMENT)	Shareholder	Against	For
6.	SHAREHOLDER PROPOSAL #3 - ADOPT SIMPLE MAJORITY VOTE (PAGE 72 OF PROXY STATEMENT)	Shareholder	For	Against
PAYCHEX, INC.
Security	704326107	Meeting Type		Annual
Ticker Symbol	PAYX	Meeting Date		23-Oct-2012
ISIN	US7043261079	Agenda		933687406 - Management

Item	Proposal	Type	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: B. THOMAS GOLISANO	Management	For	For
1B.	ELECTION OF DIRECTOR: JOSEPH G. DOODY	Management	For	For
1C.	ELECTION OF DIRECTOR: DAVID J. S. FLASCHEN	Management	For	For
1D.	ELECTION OF DIRECTOR: PHILLIP HORSLEY	Management	For	For
1E.	ELECTION OF DIRECTOR: GRANT M. INMAN	Management	For	For
1F.	ELECTION OF DIRECTOR: PAMELA A. JOSEPH	Management	For	For
1G.	ELECTION OF DIRECTOR: MARTIN MUCCI	Management	For	For
1H.	ELECTION OF DIRECTOR: JOSEPH M. TUCCI	Management	For	For
1I.	ELECTION OF DIRECTOR: JOSEPH M. VELLI	Management	For	For
2.	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Management	For	For
3.	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For
MICROSOFT CORPORATION
Security	594918104	Meeting Type		Annual
Ticker Symbol	MSFT	Meeting Date		28-Nov-2012
ISIN	US5949181045	Agenda		933691784 - Management

Item	Proposal	Type	Vote	For/Against Management
1.	ELECTION OF DIRECTOR: STEVEN A. BALLMER	Management	For	For
2.	ELECTION OF DIRECTOR: DINA DUBLON	Management	For	For
3.	ELECTION OF DIRECTOR: WILLIAM H. GATES III	Management	For	For
4.	ELECTION OF DIRECTOR: MARIA M. KLAWE	Management	For	For
5.	ELECTION OF DIRECTOR: STEPHEN J. LUCZO	Management	For	For
6.	ELECTION OF DIRECTOR: DAVID F. MARQUARDT	Management	For	For
7.	ELECTION OF DIRECTOR: CHARLES H. NOSKI	Management	For	For
8.	ELECTION OF DIRECTOR: HELMUT PANKE	Management	For	For
9.	ELECTION OF DIRECTOR: JOHN W. THOMPSON	Management	For	For
10.	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION (THE BOARD RECOMMENDS A VOTE FOR THIS PROPOSAL)	Management	For	For
11.	APPROVAL OF EMPLOYEE STOCK PURCHASE PLAN (THE BOARD RECOMMENDS A VOTE FOR THIS PROPOSAL)	Management	For	For
12.	RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2013 (THE BOARD RECOMMENDS A VOTE FOR THIS PROPOSAL)	Management	For	For
13.	SHAREHOLDER PROPOSAL - ADOPT CUMULATIVE VOTING (THE BOARD RECOMMENDS A VOTE AGAINST THIS PROPOSAL)	Shareholder	Against	For
INTUIT INC.
Security	461202103	Meeting Type		Annual
Ticker Symbol	INTU	Meeting Date		17-Jan-2013
ISIN	US4612021034	Agenda		933716803 - Management

Item	Proposal	Type	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: CHRISTOPHER W. BRODY	Management	For	For
1B.	ELECTION OF DIRECTOR: WILLIAM V. CAMPBELL	Management	For	For
1C.	ELECTION OF DIRECTOR: SCOTT D. COOK	Management	For	For
1D.	ELECTION OF DIRECTOR: DIANE B. GREENE	Management	For	For
1E.	ELECTION OF DIRECTOR: EDWARD A. KANGAS	Management	For	For
1F.	ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON	Management	For	For
1G.	ELECTION OF DIRECTOR: DENNIS D. POWELL	Management	For	For
1H.	ELECTION OF DIRECTOR: BRAD D. SMITH	Management	For	For
1I.	ELECTION OF DIRECTOR: JEFF WEINER	Management	For	For
2.	RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2013.	Management	For	For
3.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Management	For	For
4.	APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE INTUIT INC. SENIOR EXECUTIVE INCENTIVE PLAN.	Management	For	For
JACOBS ENGINEERING GROUP INC.
Security	469814107	Meeting Type		Annual
Ticker Symbol	JEC	Meeting Date		24-Jan-2013
ISIN	US4698141078	Agenda		933718465 - Management

Item	Proposal	Type	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR: ROBERT C. DAVIDSON, JR.	Management	For	For
1B.	ELECTION OF DIRECTOR: RALPH E. EBERHART	Management	For	For
1C.	ELECTION OF DIRECTOR: EDWARD V. FRITZKY	Management	For	For
1D.	ELECTION OF DIRECTOR: CHRISTOPHER M.T. THOMPSON	Management	For	For
2.	TO APPROVE THE AMENDMENT TO AND RESTATEMENT OF THE 1999 STOCK INCENTIVE PLAN.	Management	For	For
3.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For
4.	TO APPROVE, BY NON-BINDING VOTE, THE COMPANY'S EXECUTIVE COMPENSATION.	Management	For	For
5.	SHAREHOLDER PROPOSAL REGARDING DECLASSIFICATION OF THE BOARD OF DIRECTORS.	Shareholder	For	Against

Northern Lights Fund Trust: Ginkgo Multi-Strategy Fund										Item 1, Exhibit 36
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The Procter & Gamble Company	PG	742718109	Annual 10/9/2012	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
2					1a	Angela F. Braly	MGMT	Y	For	For
3					1b	Kenneth I. Chenault	MGMT	Y	For	For
4					1c	Scott D. Cook	MGMT	Y	For	For
5					1d	Susan Desmpnd-Hellmann	MGMT	Y	For	For
6					1e	Robert A. McDonald	MGMT	Y	For	For
7					1f	W. James McNerney, Jr.	MGMT	Y	For	For
8					1g	Johnathan A. Rodgers	MGMT	Y	For	For
9					1h	Margaret C. Whitman	MGMT	Y	For	For
10					1i	Mary Agnes Wilderotter	MGMT	Y	For	For
11					1j	Patricia A. Woertz	MGMT	Y	For	For
12					1k	Ernesto Zedillo	MGMT	Y	For	For
13					2	Appointment of Public Accounting Firm	MGMT	Y	For	For
14					3	Executive Compensation	MGMT	Y	For	For
15					4	Say on Political Contributions	SHAREHOLD	Y	Against	Against
16					5	Producer Responsibility for Packaging	SHAREHOLD	Y	Against	Against
17					6	Adopt Simple Majority Vote	SHAREHOLD	Y	Against	Against
18	The Clorox Company	CLX	189054109	Annual 11/14/2012	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
19					1a	Daniel Boggan, Jr.	MGMT	Y	For	For
20					1b	Richard H. Carmona	MGMT	Y	For	For
21					1c	Tully M. Friedman	MGMT	Y	For	For
22					1d	George J. Harad	MGMT	Y	For	For
23					1e	Donald R. Knauss	MGMT	Y	For	For
24					1f	Robert W. Matschullat	MGMT	Y	For	For
25					1g	Edward A. Mueller	MGMT	Y	For	For
26					1h	Pamela Thomas-Graham	MGMT	Y	For	For
27					1i	Carolyn M. Ticknor	MGMT	Y	For	For
28					2	Executive Compensation	MGMT	Y	For	For
29					3	Appointment of Public Accounting Firm	MGMT	Y	For	For
30					4	Approve 2005 Stock Incentive Plan (Amended & Restated)	MGMT	Y	For	For
31	Microsoft Corporation	MSFT	594918104	Annual 11/28/2012	1	Steven A. Ballmer	MGMT	Y	For	For
32					2	Dina Dublon	MGMT	Y	For	For
33					3	William H. Gates III	MGMT	Y	For	For
34					4	Maria M. Klawe	MGMT	Y	For	For
35					5	Stephen J. Luczo	MGMT	Y	For	For
36					6	David F. Marquardt	MGMT	Y	For	For
37					7	Charles H. Noski	MGMT	Y	For	For
38					8	Helmut Panke	MGMT	Y	For	For
39					9	John W. Thompson	MGMT	Y	For	For
40					10	Executive Officer Compensation	MGMT	Y	For	For
41					11	Employee Stock Purchase Plan	MGMT	Y	For	For
42					12	Ratification of Independent Auditor	MGMT	Y	For	For
43					13	Adopt Cumulative Voting	SHAREHOLD	Y	Against	Against
44	Siemans AG	SI	826197501	Annual 1/23/13	1	Appropriation of Net Income	MGMT	Y	For	For
45					2	Ratification of acts of Managing Board	MGMT	Y	For	For
46					3	Ratification of acts of Supervisory Board	MGMT	Y	For	For
47					4	Appointment of Independent Auditors	MGMT	Y	For	For
48					5	Election of New Members to Supervisory Board	MGMT	Y	For All Nominees	For All Nominees
49					5a	Josef Ackerman	MGMT	Y	For	For
50					5b	Gerd von Brandenstein	MGMT	Y	For	For
51					5c	Gerhard Cromme	MGMT	Y	For	For
52					5d	Michael Diekman	MGMT	Y	For	For
53					5e	Hans Michael Gaul	MGMT	Y	For	For
54					5f	Peter Gruss	MGMT	Y	For	For
55					5g	Nicola Leibinger-Kammuller	MGMT	Y	For	For
56					5h	Gerard Mestrallet	MGMT	Y	For	For
57					5i	Guler Sabanci	MGMT	Y	For	For
58					5j	Werner Wenning	MGMT	Y	For	For
59					6	Approval of Settlement with former member of Managing Board	MGMT	Y	For	For
60					7	Approval of Spin-off and acquisition agreement with OSRAM Licht AG	MGMT	Y	For	For
61	Visa Inc.	V	92826C839	Annual 1/30/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
62					1a	Gary P. Coughlan	MGMT	Y	For	For
63					1b	Mary B. Cranston	MGMT	Y	For	For
64					1c	Francisco Javier Fernandez-Carbajal	MGMT	Y	For	For
65					1d	Robert W. Matschullat	MGMT	Y	For	For
66					1e	Cathy E. Minehan	MGMT	Y	For	For
67					1f	Suzanne Nora Johnson	MGMT	Y	For	For
68					1g	David J. Pang	MGMT	Y	For	For
69					1h	Joseph W. Saunders	MGMT	Y	For	For
70					1i	Charles W. Scharf	MGMT	Y	For	For
71					1j	William S. Shanahan	MGMT	Y	For	For
72					1k	John A. Swainson	MGMT	Y	For	For
73					2	Executive Compensation	MGMT	Y	For	For
74					3	Appointment of Public Accounting Firm	MGMT	Y	For	For
75					4	Lobbying practives & expenditures	SHAREHOLD	Y	Against	Against
76	Apple Inc.	AAPL	037833100	Annual 2/27/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
77					1a	William Campbell	MGMT	Y	For	For
78					1b	Timothy Cook	MGMT	Y	For	For
79					1c	Millard Drexler	MGMT	Y	For	For
80					1d	Al Gore	MGMT	Y	For	For
81					1e	Robert Iger	MGMT	Y	For	For
82					1f	Andrea Jung	MGMT	Y	For	For
83					1g	Arthur Levinson	MGMT	Y	For	For
84					1h	Ronald Sugar	MGMT	Y	For	For
85					2	Amendment of Articles of Incorporation	MGMT	Y	For	For
86					3	Ratification of Accounting Firm	MGMT	Y	For	For
87					4	Executive Compensation	MGMT	Y	For	For
88					5	Executives to Retain Significant Stock	SHAREHOLD	Y	Against	Against
89					6	Board Committee on Human Rights	SHAREHOLD	Y	Against	Against
90	The Walt Disney Company	DIS	254687106	Annual 3/6/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
91					1a	Susan E. Arnold	MGMT	Y	For	For
92					1b	John S. Chen	MGMT	Y	For	For
93					1c	Judith L. Estrin	MGMT	Y	For	For
94					1d	Robert A. Iger	MGMT	Y	For	For
95					1e	Fred H. Langhammer	MGMT	Y	For	For
96					1f	Alylwin B. Lewis	MGMT	Y	For	For
97					1g	Monica C. Lozano	MGMT	Y	For	For
98					1h	Robert W. Matschullat	MGMT	Y	For	For
99					1i	Sheryl Sandberg	MGMT	Y	For	For
100					1j	Orin C. Smith	MGMT	Y	For	For
101					2	Ratification of Auditor	MGMT	Y	For	For
102					3	Amendment to the 2011 Stock Incentive Plan	MGMT	Y	Against	For
103					4	Executive Compensation	MGMT	Y	For	For
104					5	Access to the Proxy	SHAREHOLD	Y	Against	Against
105					6	Seperation of Chairman & CEO	SHAREHOLD	Y	Against	Against
106	Fith Third Bancorp	FITB	316773100	Annual 4/16/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
107					1-01	Darryl F. Allen	MGMT	Y	For	For
108					1-02	Evan Bayh III	MGMT	Y	For	For
109					1-03	Ulysses L. Bridgeman Jr.	MGMT	Y	For	For
110					1-04	Emerson L. Brumback	MGMT	Y	For	For
111					1-05	James P. Hackett	MGMT	Y	For	For
112					1-06	Gary R. Heminger	MGMT	Y	For	For
113					1-07	Jewell D. Hoover	MGMT	Y	For	For
114					1-08	William M. Isaac	MGMT	Y	For	For
115					1-09	Kevin T. Kabat	MGMT	Y	For	For
116					1-10	M.D. Livingston PH.D.	MGMT	Y	For	For
117					1-11	Michael B. McCallister	MGMT	Y	For	For
118					1-12	Hendrik G. Meijer	MGMT	Y	For	For
119					1-13	John J. Schiff, Jr.	MGMT	Y	For	For
120					1-14	Marsha C. Williams	MGMT	Y	For	For
121					2	Appointment of Public Accounting Firm	MGMT	Y	For	For
122					3	Executive Compensation	MGMT	Y	For	For
123					4	Determine Whether Shareholder Vote on Compensation of Executives will occur every 1, 2, or 3 years	MGMT	Y	1 Year	1 Year
124	Exelon Corporation	EXC	30161N101	Annual 4/23/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
125					1a	Anthony K. Anderson	MGMT	Y	For	For
126					1b	Ann C. Berzin	MGMT	Y	For	For
127					1c	John A. Canning, Jr.	MGMT	Y	For	For
128					1d	Christopher M. Crane	MGMT	Y	For	For
129					1e	Yves C. de Balmann	MGMT	Y	For	For
130					1f	Nicholas DeBenedictis	MGMT	Y	For	For
131					1g	Nelson A. Diaz	MGMT	Y	For	For
132					1h	Sue L. Gin	MGMT	Y	For	For
133					1i	Paul L. Joskow	MGMT	Y	For	For
134					1j	Robert J. Lawless	MGMT	Y	For	For
135					1k	Richard W. Mies	MGMT	Y	For	For
136					1l	William C. Richardson	MGMT	Y	For	For
137					1m	Thomas J. Ridge	MGMT	Y	For	For
138					1n	John W. Rogers Jr.	MGMT	Y	For	For
139					1o	Mayo A. Shattuck III	MGMT	Y	For	For
140					1p	Stephen D Steinour	MGMT	Y	For	For
141					2	Ratification of Accounting Firm	MGMT	Y	For	For
142					3	Executive Compensation	MGMT	Y	For	For
143					4	Approve Amended & Restated Employee Stock Purchase Plan	MGMT	Y	For	For
144	Wells Fargo & Company	WFC	949746101	Annual 4/23/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
145					1a	John D. Baker II	MGMT	Y	For	For
146					1b	Elaine L. Chao	MGMT	Y	For	For
147					1c	John S. Chen	MGMT	Y	For	For
148					1d	Lloyd H. Dean	MGMT	Y	For	For
149					1e	Susan E. Engel	MGMT	Y	For	For
150					1f	Enrique Hernandez Jr.	MGMT	Y	For	For
151					1g	Donald M. James	MGMT	Y	For	For
152					1h	Cynthia H. Milligan	MGMT	Y	For	For
153					1i	Federico F. Pena	MGMT	Y	For	For
154					1j	Howard V. Richardson	MGMT	Y	For	For
155					1k	Judith M. Runstad	MGMT	Y	For	For
156					1l	Stephen W. Sanger	MGMT	Y	For	For
157					1m	John G. Stumpf	MGMT	Y	For	For
158					1n	Susan G. Swenson	MGMT	Y	For	For
159					2	Executive Compensation	MGMT	Y	For	For
160					3	Company's Amended & Restated Long-Term Incentive Compensation Plan	MGMT	Y	For	For
161					4	Ratify the appointment of Registered Public Accounting Firm	MGMT	Y	For	For
162					5	Independent Board Chairman	SHAREHOLD	Y	Against	Against
163					6	Provide Report on Company's Lobbying policies and practices	SHAREHOLD	Y	Against	Against
164					7	Review and report on internal controls over Mortgage Servicing and Foreclosure Practices	SHAREHOLD	Y	Against	Against
165	Marathon Petroleum Corporation	MPC	56585A102	Annual 4/24/13	1	Election of Class II Directors	MGMT	Y	For All Nominees	For All Nominees
166					1-01	Even Bayh	MGMT	Y	For	For
167					1-02	William L. Davis	MGMT	Y	For	For
168					1-03	Thomas J. Usher	MGMT	Y	For	For
169					2	Ratification of Independent Auditor	MGMT	Y	For	For
170					3	Executive Compensation	MGMT	Y	For	For
171					4	Approval of Amendment to Restated Certificate of Incorporation to eliminate the classification of the Board of Directors	MGMT	Y	For	For
172	Johnson & Johnson	JNJ	478160104	Annual 4/25/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
173					1a	Mary Sue Coleman	MGMT	Y	For	For
174					1b	James G. Cullen	MGMT	Y	For	For
175					1c	Ian E. L. Davis	MGMT	Y	For	For
176					1d	Alex Gorsky	MGMT	Y	For	For
177					1e	Michael M. E. Johns	MGMT	Y	For	For
178					1f	Susan L. Lindquist	MGMT	Y	For	For
179					1g	Anne M. Mulcahy	MGMT	Y	For	For
180					1h	Leo F. Mullin	MGMT	Y	For	For
181					1i	William D. Perez	MGMT	Y	For	For
182					1j	Charles Prince	MGMT	Y	For	For
183					1k	A. Eugene Washington	MGMT	Y	For	For
184					1l	Ronald A. Williams	MGMT	Y	For	For
185					2	Executive Compensation	MGMT	Y	For	For
186					3	Ratification of Accounting Firm	MGMT	Y	For	For
187					4	Executives to Retain Significant Stock	SHAREHOLD	Y	Against	Against
188					5	Political Contributions & Corporate Values	SHAREHOLD	Y	Against	Against
189					6	Independent Board Chairman	SHAREHOLD	Y	Against	Against
190	Pfizer, Inc.	PFE	717081103	Annual 4/25/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
191					1a	Dennis A. Ausiello	MGMT	Y	For	For
192					1b	M. Anthony Burns	MGMT	Y	For	For
193					1c	W. Don Cornwell	MGMT	Y	For	For
194					1d	Frances D. Fergusson	MGMT	Y	For	For
195					1e	William H. Gray, III	MGMT	Y	For	For
196					1f	Helen H. Hobbs	MGMT	Y	For	For
197					1g	Constance J. Horner	MGMT	Y	For	For
198					1h	James M. Kilts	MGMT	Y	For	For
199					1i	George A. Lorch	MGMT	Y	For	For
200					1j	Suzanne Nora Johnson	MGMT	Y	For	For
201					1k	Ian C. Read	MGMT	Y	For	For
202					1l	Stephen W. Sanger	MGMT	Y	For	For
203					1m	Marc Tessier-Lavigne	MGMT	Y	For	For
204					2	Ratify the appointment of Registered Public Accounting Firm	MGMT	Y	For	For
205					3	Executive Compensation	MGMT	Y	For	For
206					4	Executive Equity Retention	SHAREHOLD	Y	Against	Against
207					5	Action by Written Consent	SHAREHOLD	Y	Against	Against
208	AT& T Inc.	T	00206R102	Annual 4/26/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
209					1a	Randall L. Stephenson	MGMT	Y	For	For
210					1b	Gilbert F. Amelio	MGMT	Y	For	For
211					1c	Rueben V. Anderson	MGMT	Y	For	For
212					1d	James H. Blanchard	MGMT	Y	For	For
213					1e	Jamie Chico Pardo	MGMT	Y	For	For
214					1f	Scott T. Ford	MGMT	Y	For	For
215					1g	James P. Kelly	MGMT	Y	For	For
216					1h	Jon C. Madonna	MGMT	Y	For	For
217					1i	Michael B. McCallister	MGMT	Y	For	For
218					1j	John B. McCoy	MGMT	Y	For	For
219					1k	Joyce M. Roche	MGMT	Y	For	For
220					1l	Matthew K. Rose	MGMT	Y	For	For
221					1m	Laura D'Andrea Tyson	MGMT	Y	For	For
222					2	Ratification of Independent Auditor	MGMT	Y	For	For
223					3	Executive Compensation	MGMT	Y	For	For
224					4	Approve Stock Purchase and Deferral Plan	MGMT	Y	For	For
225					5	Political Contributions Report	SHAREHOLD	Y	Against	Against
226					6	Lead Batteries Report	SHAREHOLD	Y	Against	Against
227					7	Compensation Packages	SHAREHOLD	Y	Against	Against
228					8	Independent Board Chairman	SHAREHOLD	Y	Against	Against
229	American Capital Agency Corp.	AGNC	02503X105	Annual 4/30/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
230					1-01	Robert m. Couch	MGMT	Y	For	For
231					1-02	Morris A. Davis	MGMT	Y	For	For
232					1-03	Randy E. Dobbs	MGMT	Y	For	For
233					1-04	Larry K. Harvey	MGMT	Y	For	For
234					1-05	Prue B. Larocca	MGMT	Y	For	For
235					1-06	Alvin N. Puryear	MGMT	Y	For	For
236					1-07	Malon Wilkus	MGMT	Y	For	For
237					1-08	John R. Erickson	MGMT	Y	For	For
238					1-09	Samuel A. Flax	MGMT	Y	For	For
239					2	Amendment to Amended & Restated Certificate of Incorporation to increase total authorized shares of preferred stock from 10,000,000 to 20,000,000	MGMT	Y	For	For
240					3	Ratification of Public Accountant	MGMT	Y	For	For
241	Verizon Communications, Inc.	VZ	92343V104	Annual 5/2/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
242					1a	Richard L. Carrion	MGMT	Y	For	For
243					1b	Melanie L. Healey	MGMT	Y	For	For
244					1c	M. Frances Keeth	MGMT	Y	For	For
245					1d	Robert W. Lane	MGMT	Y	For	For
246					1e	Lowell C. McAdam	MGMT	Y	For	For
247					1f	Sandra O. Moose	MGMT	Y	For	For
248					1g	Joseph Neubauer	MGMT	Y	For	For
249					1h	Donald T. Nicolaisen	MGMT	Y	For	For
250					1i	Clarence Otis, Jr.	MGMT	Y	For	For
251					1j	Hugh B. Price	MGMT	Y	For	For
252					1k	Rodney E. Slater	MGMT	Y	For	For
253					1l	Kathryn A. Tesija	MGMT	Y	For	For
254					1m	Gregory D. Wasson	MGMT	Y	For	For
255					2	Ratification of Public Accountant	MGMT	Y	For	For
256					3	Executive Compensation	MGMT	Y	For	For
257					4	Approval of Long-Term Incentive Plan	MGMT	Y	For	For
258					5	Network Neutrality	SHAREHOLD	Y	Against	Against
259					6	Lobbying Activities	SHAREHOLD	Y	Against	Against
260					7	Proxy Access Bylaw	SHAREHOLD	Y	Against	Against
261					8	Severance Approval policy	SHAREHOLD	Y	Against	Against
262					9	Shareholder Right to Call a Special Meeting	SHAREHOLD	Y	Against	Against
263					10	Shareholder Right to Act by Written Consent	SHAREHOLD	Y	Against	Against
264	Health Care REIT, Inc.	HCN	42217K106	Annual 5/2/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
265					1a	William C. Ballard, Jr.	MGMT	Y	For	For
266					1b	George L. Chapman	MGMT	Y	For	For
267					1c	Thomas J. Derosa	MGMT	Y	For	For
268					1d	Jeffrey H. Donahue	MGMT	Y	For	For
269					1e	Peter J. Grua	MGMT	Y	For	For
270					1f	Fred S. Klipsch	MGMT	Y	For	For
271					1g	Sharon M. Oster	MGMT	Y	For	For
272					1h	Jeffrey R. Otten	MGMT	Y	For	For
273					1i	Judith C. Pelham	MGMT	Y	For	For
274					1j	R. Scott Trumbull	MGMT	Y	For	For
275					2	Executive Compensation	MGMT	Y	For	For
276					3	Ratification of Public Accountant	MGMT	Y	For	For
277	Kansas City Southern	KSU	485170302	Annual 5/2/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
278					1-01	Terrence P. Dunn	MGMT	Y	For	For
279					1-02	Antonio O. Garza	MGMT	Y	For	For
280					1-03	David L. Starling	MGMT	Y	For	For
281					2	Ratification of Public Accountant	MGMT	Y	For	For
282					3	Re-Approcal of Material Terms of Performance Measures of 2008 Stock Option and Performance Award Plan	MGMT	Y	For	For
283					4	Executive Compensation	MGMT	Y	For	For
284					5	Elect Each Director Annually	SHAREHOLD	Y	Against	Against
285	Eli Lilly & Co.	LLY	532457108	Annual 5/6/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
286					1a	R. Alvarez	MGMT	Y	For	For
287					1b	W. Bischoff	MGMT	Y	For	For
288					1c	R. D. Hoover	MGMT	Y	For	For
289					1d	F. G. Prendergast	MGMT	Y	For	For
290					1e	K. P. Seifert	MGMT	Y	For	For
291					2	Ratification of Independent Auditor	MGMT	Y	For	For
292					3	Executive Compensation	MGMT	Y	For	For
293					4	Reapprove Material Terms of Performance Goals for the 2002 Lilly Stock Plan	MGMT	Y	For	For
294	Gilead Schiences, Inc.	GILD	375558103	Annual 5/8/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
295					1-01	John F. Cogan	MGMT	Y	For	For
296					1-02	Etienne F. Davignon	MGMT	Y	For	For
297					1-03	Carla A. Hills	MGMT	Y	For	For
298					1-04	Kevin E. Lofton	MGMT	Y	For	For
299					1-05	John W. Madigan	MGMT	Y	For	For
300					1-06	John C. Martin	MGMT	Y	For	For
301					1-07	Nicholas G. moore	MGMT	Y	For	For
302					1-08	Richard J. Whitley	MGMT	Y	For	For
303					1-09	Gayle E. Wilson	MGMT	Y	For	For
304					1-10	Per Wold-Olsen	MGMT	Y	For	For
305					2	Ratify the appointment of Registered Public Accounting Firm	MGMT	Y	For	For
306					3	Approve Restatement of 2004 Equity Incentive Plan	MGMT	Y	For	For
307					4	Approve Amendment to Restated Certificate of Incorporation	MGMT	Y	For	For
308					5	Executive Compensation	MGMT	Y	For	For
309					6	Independent Board Chairman	SHAREHOLD	Y	Against	Against
310					7	Permit Action by Written Consent	SHAREHOLD	Y	Against	Against
311	Ford Motor Company	F	345370860	Annual 5/9/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
312					1a	Stephen G. Butler	MGMT	Y	For	For
313					1b	Kimberly A. Casiano	MGMT	Y	For	For
314					1c	Anthony F. Earley, Jr.	MGMT	Y	For	For
315					1d	Edsel B. Ford II	MGMT	Y	For	For
316					1e	William Clay Ford, Jr.	MGMT	Y	For	For
317					1f	Richard A. Gephardt	MGMT	Y	For	For
318					1g	James H. Hance, Jr.	MGMT	Y	For	For
319					1h	William W. Helman IV	MGMT	Y	For	For
320					1i	Jon M. Huntsman, Jr.	MGMT	Y	For	For
321					1j	Richard A. Manoogian	MGMT	Y	For	For
322					1k	Ellen R. Marram	MGMT	Y	For	For
323					1l	Alan Mulally	MGMT	Y	For	For
324					1m	homer A. Neal	MGMT	Y	For	For
325					1n	Gerald L. Shaheen	MGMT	Y	For	For
326					1o	John L. Thornton	MGMT	Y	For	For
327					2	Ratification of Public Accountant	MGMT	Y	For	For
328					3	Say on Pay - Compnesation of Named Executives	MGMT	Y	For	For
329					4	Company's Annual Incentive Compensation Plan	MGMT	Y	For	For
330					5	Company's 2008 Long-Term Incentive Plan	MGMT	Y	For	For
331					6	Tax Benefit Preservation plan	MGMT	Y	For	For
332					7	Recapitalization Plan to Provide that all Outstanding Stock have One Vote Per Share	SHAREHOLD	Y	Against	Against
333					8	Allowing Holders of 10% of Outstanding Common Stock to Call Special Meetings of Shareholders	SHAREHOLD	Y	Against	Against
334	ConocoPhillips	COP	20825C104	Annual 5/14/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
335					1a	Richard L. Armitage	MGMT	Y	For	For
336					1b	Richard H. Auchinleck	MGMT	Y	For	For
337					1c	James E. Copeland, Jr.	MGMT	Y	For	For
338					1d	jody L. Freeman	MGMT	Y	For	For
339					1e	Gay Huey Evans	MGMT	Y	For	For
340					1f	Ryan M. Lance	MGMT	Y	For	For
341					1g	Mohd H. Marican	MGMT	Y	For	For
342					1h	Robert A. Niblock	MGMT	Y	For	For
343					1i	Harald J. Norvik	MGMT	Y	For	For
344					1j	William E. Wade, Jr.	MGMT	Y	For	For
345					2	Ratify the appointment of Registered Public Accounting Firm	MGMT	Y	For	For
346					3	Executive Compensation	MGMT	Y	For	For
347					4	Grassroots Lobbying Expenditures	SHAREHOLD	Y	Against	Against
348					5	Greenhouse Gas Reduction Targets	SHAREHOLD	Y	Against	Against
349					6	Gender Identidy Non-Discrimination	SHAREHOLD	Y	Against	Against
350	3M Company	MMM	88579Y101	Annual 5/14/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
351					1a	Linda G. Alvarado	MGMT	Y	For	For
352					1b	Vance D. Coffman	MGMT	Y	For	For
353					1c	Michael L. Eskew	MGMT	Y	For	For
354					1d	W. James Farrell	MGMT	Y	For	For
355					1e	herbert L. Henkel	MGMT	Y	For	For
356					1f	Muhtar Kent	MGMT	Y	For	For
357					1g	Edward M. Liddy	MGMT	Y	For	For
358					1h	Robert S. Morrison	MGMT	Y	For	For
359					1i	Aulana L. Peters	MGMT	Y	For	For
360					1j	Inge G. Thulin	MGMT	Y	For	For
361					1k	Robert J. Ulrich	MGMT	Y	For	For
362					2	Ratify the appointment of Registered Public Accounting Firm	MGMT	Y	For	For
363					3	Executive Compensation	MGMT	Y	For	For
364					4	Action by Written Consent	SHAREHOLD	Y	Against	Against
365					5	Prohibiting Political Spending from Corporate Treasury Funds	SHAREHOLD	Y	Against	Against
366	Berkshire Hathaway Inc.	BRK-A	084670108	Annual 5/4/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
367					1-01	Warren E. Buffett	MGMT	Y	For	For
368					1-02	Charles T. Munger	MGMT	Y	For	For
369					1-03	Howard G. Buffett	MGMT	Y	For	For
370					1-04	Stephen B. Burke	MGMT	Y	For	For
371					1-05	Susan L. Decker	MGMT	Y	For	For
372					1-06	William H. Gates III	MGMT	Y	For	For
373					1-07	David S. Gottesman	MGMT	Y	For	For
374					1-08	Charlotte Guyman	MGMT	Y	For	For
375					1-09	Donald R. Keough	MGMT	Y	For	For
376					1-10	Thomas S. Murphy	MGMT	Y	For	For
377					1-11	Ronald L. Olson	MGMT	Y	For	For
378					1-12	Walter Scott Jr.	MGMT	Y	For	For
379					1-13	Meryl B. Witmer	MGMT	Y	For	For
380					2	Proposal Regarding Greenhouse Gas Emissions	SHAREHOLD	Y	Against	Against
381	American International Group, Inc.	AIG	026874784	Annual 5/15/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
382					1a	Robert H. Benmosche	MGMT	Y	For	For
383					1b	W. Don Cornwell	MGMT	Y	For	For
384					1c	John H. Fizpatrick	MGMT	Y	For	For
385					1d	William G. Jurgensen	MGMT	Y	For	For
386					1e	Christopher S. Lynch	MGMT	Y	For	For
387					1f	Arthur Cl Martinez	MGMT	Y	For	For
388					1g	George L. Miles, Jr.	MGMT	Y	For	For
389					1h	Henry S. Miller	MGMT	Y	For	For
390					1i	Robert S. Miller	MGMT	Y	For	For
391					1j	Suzanne Nora Johnson	MGMT	Y	For	For
392					1k	Ronald A. Rittenmeyer	MGMT	Y	For	For
393					1l	Douglass M. Seenland	MGMT	Y	For	For
394					1m	Theresa M. Stone	MGMT	Y	For	For
395					2	2013 Omnibus Incentive Plan	MGMT	Y	For	For
396					3	Executive Compensation	MGMT	Y	For	For
397					4	Frequency of Votes on Executive Compensation	MGMT	Y	1 year	1 year
398					5	Ratify the appointment of Registered Public Accounting Firm	MGMT	Y	For	For
399					6	Restricting Service on other boards by Directors	SHAREHOLD	Y	Against	Against
400	Kohl's Corporation	KSS	500255104	Annual 5/16/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
401					1a	Peter Boneparth	MGMT	Y	For	For
402					1b	Steven A. Burd	MGMT	Y	For	For
403					1c	Dale E. jones	MGMT	Y	For	For
404					1d	Kevin Mansell	MGMT	Y	For	For
405					1e	John E. Schlifske	MGMT	Y	For	For
406					1f	Frank V. Sica	MGMT	Y	For	For
407					1g	Peter M. Sommerhauser	MGMT	Y	For	For
408					1h	Stephanie A. Streeter	MGMT	Y	For	For
409					1i	Nina G. Vaca	MGMT	Y	For	For
410					1j	Stephen E. Watson	MGMT	Y	For	For
411					2	Ratify the appointment of Registered Public Accounting Firm	MGMT	Y	For	For
412					3	Executive Compensation	MGMT	Y	For	For
413					4	Policy on Animal Cruelty Related to Sale of Products Containing Animal Fur	SHAREHOLD	Y	Against	Against
414					5	Independent Board Chairman	SHAREHOLD	Y	Against	Against
415	Tiffany & Co.	TIF	886547108	Annual 5/16/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
416					1a	Michael J. Kowalski	MGMT	Y	For	For
417					1b	Rose Marie Bravo	MGMT	Y	For	For
418					1c	Gary E. Costley	MGMT	Y	For	For
419					1d	Lawrence K. Fish	MGMT	Y	For	For
420					1e	Abby F. Kohnstamm	MGMT	Y	For	For
421					1f	Charles K. Marquis	MGMT	Y	For	For
422					1g	Peter W. May	MGMT	Y	For	For
423					1h	William A. Shutzer	MGMT	Y	For	For
424					1i	Robert S. Singer	MGMT	Y	For	For
425					2	Appointment of Public Accounting Firm	MGMT	Y	For	For
426					3	Executive Compensation	MGMT	Y	For	For
427	Intel Corporation	INTC	458140100	Annual 5/16/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
428					1a	Charles Barshefsky	MGMT	Y	For	For
429					1b	Andy D. Bryant	MGMT	Y	For	For
430					1c	Susan L. Decker	MGMT	Y	For	For
431					1d	John J. Donahoe	MGMT	Y	For	For
432					1e	Reed E. Hundt	MGMT	Y	For	For
433					1f	James D. Plummer	MGMT	Y	For	For
434					1g	David S. Potruck	MGMT	Y	For	For
435					1h	Frank D. Yeary	MGMT	Y	For	For
436					1i	David B. Yoffie	MGMT	Y	For	For
437					2	Ratification of Public Accountant	MGMT	Y	For	For
438					3	Executive Compensation	MGMT	Y	For	For
439					4	Approval of Amendmen of 2006 Equity Incentive Plan	MGMT	Y	For	For
440					5	Executives to Retain Significant Stock	SHAREHOLD	Y	Against	Against
441	JPMorgan Cashse & Co.	JPM	46625H100	Annual 5/21/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
442					1a	James A. Bell	MGMT	Y	For	For
443					1b	Crandall C. Bowles	MGMT	Y	For	For
444					1c	Stephen B. Burke	MGMT	Y	For	For
445					1d	David M. Cote	MGMT	Y	For	For
446					1e	James S. Crown	MGMT	Y	For	For
447					1f	James Dimon	MGMT	Y	For	For
448					1g	Timothy P. Flynn	MGMT	Y	For	For
449					1h	Ellen V. Futter	MGMT	Y	For	For
450					1i	Laban P. Jackson, Jr.	MGMT	Y	For	For
451					1j	Lee R. Raymond	MGMT	Y	For	For
452					1k	William C. Weldon	MGMT	Y	For	For
453					2	Ratification of Public Accountant	MGMT	Y	For	For
454					3	Executive Compensation	MGMT	Y	For	For
455					4	Amendment to Restated Certificate of Incorp., authorize written consent	MGMT	Y	For	For
456					5	Reapproval of Key Executive Performance Plan	MGMT	Y	For	For
457					6	Seperation of Chairman & CEO	SHAREHOLD	Y	Against	Against
458					7	Executives to Retain Significant Stock	SHAREHOLD	Y	Against	Against
459					8	Procedures to avoid human rights violations	SHAREHOLD	Y	Against	Against
460					9	Disclosure of payments for lobbying	SHAREHOLD	Y	Against	Against
461	Western Alliance Bancorporation	WAL	957638109	Annual 5/21/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
462					1-01	Cary Mack	MGMT	Y	For	For
463					1-02	Todd Marshall	MGMT	Y	For	For
464					1-03	M. Nafees Nagy	MGMT	Y	For	For
465					1-04	James E. Nave	MGMT	Y	For	For
466					2	Executive Compensation	MGMT	Y	For	For
467					3	Ratify appoitment of Independent Auditor	MGMT	Y	For	For
468	Genesse & Wyoming Inc.	GWR	371559105	Annual 5/22/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
469					1-01	Richard H. bott	MGMT	Y	For	For
470					1-02	Olivind Lorentzen III	MGMT	Y	For	For
471					1-03	Philip J. Ringo	MGMT	Y	For	For
472					1-04	Mark A. Scudder	MGMT	Y	For	For
473					1-05	Gregory S. Ledford	MGMT	Y	For	For
474					2	Ratification of Registered Public Accounting Firm	MGMT	Y	For	For
475	The Home Depot, Inc.	HD	437076102	Annual 5/23/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
476					1a	F. Duane Ackerman	MGMT	Y	For	For
477					1b	Francis S. Blake	MGMT	Y	For	For
478					1c	Ari Bousbib	MGMT	Y	For	For
479					1d	Gregory D. Brenneman	MGMT	Y	For	For
480					1e	J. Frank Brown	MGMT	Y	For	For
481					1f	Albert P. Carey	MGMT	Y	For	For
482					1g	Armando Codina	MGMT	Y	For	For
483					1h	Bonnie G. Hill	MGMT	Y	For	For
484					1i	Karen L. Katen	MGMT	Y	For	For
485					1j	Mark Vadon	MGMT	Y	For	For
486					2	Raify the Appointment of KPMG, LLP	MGMT	Y	For	For
487					3	Executive Compensation	MGMT	Y	For	For
488					4	Approval of Material Terms of Officer Performance Goals under Management Incentive Plan	MGMT	Y	For	For
489					5	Approval of Restated 2005 Omnibus Stock Incentive Plan	MGMT	Y	For	For
490					6	Employment Diversity Report	SHAREHOLD	Y	Against	Against
491					7	Stormwater Management Policy	SHAREHOLD	Y	Against	Against
492	Amazon.com Inc.	AMZN	023135106	Annual 5/23/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
493					1a	Jeffrey P. Bezos	MGMT	Y	For	For
494					1b	Tom A. Alberg	MGMT	Y	For	For
495					1c	John Seely Brown	MGMT	Y	For	For
496					1d	William B. Gordon	MGMT	Y	For	For
497					1e	Jamie S. Gorelick	MGMT	Y	For	For
498					1f	Alain Monie	MGMT	Y	For	For
499					1g	Jonahan J. Rubinstein	MGMT	Y	For	For
500					1h	Thomas O. Ryder	MGMT	Y	For	For
501					1i	Patricia Q. Stonesifer	MGMT	Y	For	For
502					2	Ratification of Independent Auditor	MGMT	Y	For	For
503					3	Report Concerning Political Contributions	SHAREHOLD	Y	Against	Against
504	The Travelers Companies, Inc.	TRV	89417E109	Annual 5/22/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
505					1a	Alan L. Beller	MGMT	Y	For	For
506					1b	John H. Dasburg	MGMT	Y	For	For
507					1c	Janet M. Dolan	MGMT	Y	For	For
508					1d	kenneth M. Duberstein	MGMT	Y	For	For
509					1e	Jay S. Fishman	MGMT	Y	For	For
510					1f	Patricia L. higgins	MGMT	Y	For	For
511					1g	ThomasR. Hodgson	MGMT	Y	For	For
512					1h	William J. Kane	MGMT	Y	For	For
513					1i	Cleve L. killingsworth Jr.	MGMT	Y	For	For
514					1j	Donald J. Shepard	MGMT	Y	For	For
515					1k	Laurie J. Thomsen	MGMT	Y	For	For
516					2	Ratification of Public Accountant	MGMT	Y	For	For
517					3	Executive Compensation	MGMT	Y	For	For
518					4	Amendment to Articles of Incorp., Authorize issue additional preferred stock	MGMT	Y	For	For
519					5	Political Contributions and Expenditures	SHAREHOLD	Y	Against	Against
520	Exxon Mobil Corporation	XOM	30231G102	Annual 5/29/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
521					1-01	M J. Boskins	MGMT	Y	For	For
522					1-02	P. Brabeck-Letmathe	MGMT	Y	For	For
523					1-03	U.M. Burns	MGMT	Y	For	For
524					1-04	L.R. Faulkner	MGMT	Y	For	For
525					1-05	J.S. Fishman	MGMT	Y	For	For
526					1-06	H.H. Fore	MGMT	Y	For	For
527					1-07	K.C. Frazier	MGMT	Y	For	For
528					1-08	W.W. George	MGMT	Y	For	For
529					1-09	S.J. Palmisano	MGMT	Y	For	For
530					1-10	S.S. Reinemund	MGMT	Y	For	For
531					1-11	R.W. Tillerson	MGMT	Y	For	For
532					1-12	W.C. Weldon	MGMT	Y	For	For
533					1-13	E.E. Whitacre, Jr.	MGMT	Y	For	For
534					2	Ratification of Independent Auditor	MGMT	Y	For	For
535					3	Executive Compensation	MGMT	Y	For	For
536					4	Independent Board Chairman	SHAREHOLD	Y	Against	Against
537					5	Majority Vote for Directors	SHAREHOLD	Y	Against	Against
538					6	Limit Directorships	SHAREHOLD	Y	Against	Against
539					7	Report on Lobbying	SHAREHOLD	Y	Against	Against
540					8	Political Conribtions Policy	SHAREHOLD	Y	Against	Against
541					9	Amendment of EEO Policy	SHAREHOLD	Y	Against	Against
542					10	Report on Natural Gas Production	SHAREHOLD	Y	Against	Against
543					11	Greenhouse Gas Emissions Goals	SHAREHOLD	Y	Against	Against
544	Google, Inc.	GOOG	38259P508	Annual 6/6/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
545					1-01	Larry Page	MGMT	Y	For	For
546					1-02	Sergey Brin	MGMT	Y	For	For
547					1-03	Eric E. Schmidt	MGMT	Y	For	For
548					1-04	L. John Doerr	MGMT	Y	For	For
549					1-05	Diane B. Greene	MGMT	Y	For	For
550					1-06	John L. Hennessy	MGMT	Y	For	For
551					1-07	Ann Mather	MGMT	Y	For	For
552					1-08	Paul S. Otellini	MGMT	Y	For	For
553					1-09	K. Ram Shiram	MGMT	Y	For	For
554					1-10	Shirley M. Tilgham	MGMT	Y	For	For
555					2	Ratification of Public Accountant	MGMT	Y	For	For
556					3	Report on Lead Baterries	SHAREHOLD	Y	Against	Against
557					4	Equal Shareholder Voting	SHAREHOLD	Y	Against	Against
558					5	Executive Stock Retention	SHAREHOLD	Y	Against	Against
559					6	Succession Planning	SHAREHOLD	Y	Against	Against
560	Facebook, Inc.	FB	30303M102	Annual 6/11/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
561					1-01	Marc L. Andreessen	MGMT	Y	For	For
562					1-02	Erskine B. Bowles	MGMT	Y	For	For
563					1-03	Susan D. Desmond-Hellmann	MGMT	Y	For	For
564					1-04	Donald E. Graham	MGMT	Y	For	For
565					1-05	Reed Hastings	MGMT	Y	For	For
566					1-06	Sheryl K. Sandberg	MGMT	Y	For	For
567					1-07	Peter A. Thiel	MGMT	Y	For	For
568					1-08	Mark Zuckerberg	MGMT	Y	For	For
569					2	Executive Compensation	MGMT	Y	For	For
570					3	Vote on Executive Compensation every one year, two years, or three years	MGMT	Y	1-year	3-year
571					4	Ratification of Public Accountant	MGMT	Y	For	For
572	Healthcare Trust of America, Inc.	HTA	42225P105	Annual 7/9/13	1	Election of Directors	MGMT	Y	For All Nominees	For All Nominees
573					1-01	Scott D. Peters	MGMT	Y	For	For
574					1-02	Bradley Blair II	MGMT	Y	For	For
575					1-03	Maurice J. Dewald	MGMT	Y	For	For
576					1-04	Warren D. Fix	MGMT	Y	For	For
577					1-05	Larr L. Mathis	MGMT	Y	For	For
578					1-06	Gary T. Wescombe	MGMT	Y	For	For
579					2	Ratification of Public Accountant	MGMT	Y	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - GMG DEFENSIVE BETA FUND									Item 1, Exhibit 37
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013
Company	Meeting Date	Proxy ID Number	Ticker	CUSIP	Matter Identification	Proposal Type	Voted (Y/N)	Vote Cast	For/Against Mgmt
Visa Inc	1 /30/2013	209606217816	V	92826C839

1. To elect the eleven directors nominated by our board of directors and named in the proxy statement;
2. To approve, on an advisory basis, the compensation paid to our named executive officers;
3. To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2013;
4. To consider a stockholder proposal, if properly presented

						1-3 mgmt 4 - sh	n	See Footnote	n/a
Monsanto Company	1 /31/2013	577260403218	MON	61166W101

1. To elect the four directors named in the proxy statement to serve until our 2016 annual meeting;
2. To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2013;
3. To approve, by non-binding vote, executive compensation;
4. To approve an amendment to the Amended and Restated Certificate of Incorporation of the Company
to declassify the Board;
5. To vote on a shareowner proposal described in the attached proxy statement, if properly presented at the meeting

						1-4 mgmt 5 sh	n	See Footnote	n/a
Novartis AG	2 /22/2013	584335594070	NVS	66987V109	Cound not find proxy sheet on line	n/a	n	See Footnote	n/a
Apple Inc	2 /27/2013	394382274251	AAPL	037833100

1. To elect the Company’s Board of Directors (the “Board”). The Board intends to present for election the following eight nominees: William Campbell, Timothy Cook, Millard Drexler, Al Gore, Robert Iger,
Andrea Jung, Arthur Levinson, and Ronald Sugar;
2. To amend the Company’s Restated Articles of Incorporation to (i) eliminate certain language relating to the term of office of directors in order to facilitate the adoption of majority voting for the election of directors, (ii) eliminate “blank check” preferred stock, (iii) establish a par value for the Company’s common stock of $0.00001 per share and (iv) make other conforming changes as described in more detail in the Proxy Statement;
3. To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for 2013;
4. To vote on a non-binding advisory resolution to approve executive compensation;
5. To consider two shareholder proposals, if properly presented at the Annual Meeting

						1-4 mgmt 5 sh	n	See Footnote	n/a
Deere & Company	2 /27/2013	792074223079	DE	244199105

1. Elect the defined slate of directors
2. Approve the Company’s executive compensation on an advisory basis (“say-on-pay”)
3. Re-approve the John Deere Mid-Term Incentive Plan
4. Ratify the appointment of Deloitte & Touche LLP as Deere’s independent registered public accounting firm for fiscal 2013

						1-4 mgmt	n	See Footnote	n/a
Qualcomm Incorporated	3 /5 /2013	214368709422	QCOM	747525103	1 - Election of directors 2 - Approval of 2006 Long Term Incentive Plan 3 - Ratification of Price Waterhouse Coopers LLC as independent public accouns 4 - advisory vote on executive compensatoin	1-4 mgmt	n	See Footnote	n/a
Adobe Systems Incorporated	4 /11/2013	587451257118	ADBE	00724F101

1 - Elect 13 members of the Board of Directors for 1 year
2 - Approve amended 2003 Equity Incentive Plan
3 - Ratifly appointment of KPMG LLP as indepenent registerd public accounting firm
4 - Approve, on an advisery basis, the compensation of named executive officers

						1-4 mgmt	n	See Footnote	n/a
Abbott Laboritories	4 /26/2013	224621653750	ABT	002824100

1 - To elect 11 directors to hold office until the next Annual Meeting or until their successors are elected
2 - To ratify the appointment of Deloitte & Touche LLP as auditors of Abbott for 2013
3 - To vote on an advisory vote on the approval of executive compensation
4 - To consider 6 shareholders proposals if presented at the meeting

						1-3 mgmt 4 - sh	n	See Footnote	n/a
AT&T Inc	4 /26/2013	224622113616	T	00206R102

1 - Election of 13 Directors
2 - Ratification of Ernst & Young LLP as independent auditors
3 - Advisory approval of executive compensation
4 - Approve Stock Purchase and Deferral Plan
5 - Such other matters, including certain stockholder proposals, as may properly come before the meeting.

						1-4 mgmt 5 - sh	n	See Footnote	n/a
The Boeing Company	4 /29/2013	705017277206	BA	097023105

1 - Elect the 11 directors named in the proxy statement;
2 - Approve, by advisory vote, named executive officer compensation;
3 - Ratify the appointment of our independent auditor for 2013;
4 - Consider such shareholder proposals as are properly presented at the meeting;

						1-3 mgmt 4 - sh	n	See Footnote	n/a
United Technologies Corporation	4 /29/2013	705017351390	UTX	913017109

1. Election of the twelve director nominees listed in the Proxy Statement.
2. Appointment of the firm of PricewaterhouseCoopers LLP as Independent Auditor for 2013.
3. An advisory vote to approve the compensation of our named executive officers.

						1 - 3 mgmt	n	See Footnote	n/a
United Technologies Corporation	4 /29/2013	705017351390	UTX	913017109

1. Election of the twelve director nominees listed in the Proxy Statement.
2. Appointment of the firm of PricewaterhouseCoopers LLP as Independent Auditor for 2013.
3. An advisory vote to approve the compensation of our named executive officers.

						1-3 mgmt	n	See Footnote	n/a
International Business Machines Corp	4 /30/2013	705017887013	IBM	459200101

1. Election of directors proposed by the Company’s Board of Directors for a term of one year, as set forth in this Proxy Statement.
2. Ratification of the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm.
3. Advisory vote on executive compensation.
4. Four stockholder proposals if properly presented at the meeting.

						1-3 mgmt 4 - sh	n	See Footnote	n/a
Pepsico, Inc.	5 /1 /2013	129041443762	PEP	713448108

1 - Elect as directors the 13 nominees named in the attached Proxy Statement.
2 - Ratify the appointment of KPMG LLP as our independent registered public accountants for fiscal year 2013.
3 - Provide advisory approval of our executive compensation.

						1-3 mgmt	n	See Footnote	n/a
Verizon Communications Inc	5 /2 /2013	706004997781	VZ	92343V104

1 - Elect directors from slate on proxy statement
2 - Ratify the appointment of the independent registered accounting firm
3 - Provide an advisory vote to approve Verizon's executive compenstaion
4 - Approve Verizon's amended 2009 Long-Term Incentive Plan pursuant to IRS code 162(m)
5 - Act upon a shareholder proposals descibed in proxy statement

						1-4 mgmt 5 - sh	n	See Footnote	n/a
Abbvie Inc	5 /6 /2013	423035409920	ABBV	00287Y109

1 - To elect 3 directors to hold office until the next Annual Meeting or until their successors are elected (Item 1 on the proxy card),
2 - To ratify the appointment of Ernst & Young LLP as auditors of AbbVie for 2013 (Item 2 on the proxy card),
3 - To vote on an advisory vote on the approval of executive compensation (Item 3 on the proxy card),
4 - To determine, in an advisory vote, whether the stockholder advisory vote to approve executive compensation should occur every one, two or three years (Item 4 on the proxy card),
5 - To approve the AbbVie 2013 Incentive Stock Program (Item 5 on the proxy card),

						1-5 mgmt	n	See Footnote	n/a
Cliffs Natural Resources Inc.	5 /7 /2013	423035235939	CLF	18683K101

(1) The election of directors for the nominees named in the proxy statement to act until the next Annual Meeting of Shareholders or until their respective successors are duly elected and qualified;
(2) The a pproval of an amendment to our Second Amended Articles of Incorporation to adopt majority voting in uncontested director elections (implementation of this Proposal 2 is conditioned upon the approval of Proposals 3 and 4);
(3) The a pproval of an amendment to our Second Amended Articles of Incorporation to eliminate cumulative voting in director elections (implementation of this Proposal 3 is conditioned upon the approval of Proposals 2 and 4 );
(4) The a pproval of an amendment to our Regulations to add a provision to allow the Board of Directors to amend the Regulations to the extent permitted under Ohio law (implementation of this Proposal 4 is conditioned upon the approval of Proposals 2 and 3);
(5) The a pproval, on an advisory basis, of our named executive offi cer compensation;
(6) The ratifi cation of the appointment of Deloitte & Touche LLP as Cliffs’ independent registered public accounting firm to serve for the 2013 fi scal year;

						1 - 6 mgmt	n	See Footnote	n/a
CSX Corporation	5 /8 /2013	423035188141	CSX	126408103

1. To elect the 13 directors named in the attached Proxy Statement to the Company’s Board of Directors;
2. To ratify the appointment of Ernst & Young LLP as the Independent Registered Public Accounting
Firm for 2013;
3. To consider an advisory resolution to approve compensation for the Company’s named executive officers;

						1-3 mgmt	n	See Footnote	n/a
CVS CAREMARK CORPORATION	5 /9 /2013	012448927437	CVS	126650100

1 -  Elect 9 directors named in the accompanying proxy statement;
2 -  Ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for fiscal 2013;
3 -  Act, by non-binding vote, to approve the Company’s executive compensation as disclosed in this proxy statement;
4 -  Amend the Company’s 2007 Employee Stock Purchase Plan to add shares to the Plan;
5 -  Act on a proposal by the Company to amend the Company’s charter to reduce the threshold for stockholder approval of certain related person business combination transactions under the
Charter’s “fair price” provision from 2/3 of shares outstanding to a majority of shares outstanding

						1-5 mgmt	n	See Footnote	n/a
Express Scripts Holding Company	5 /9 /2013	423971383223	ESRX	30219G108

1. to elect ten (10) directors to serve until the next Annual Meeting of Stockholders or until their respective successors are elected and qualified;
2. to ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accountants for the Company’s current fiscal year;
3. to approve an amendment to the bylaws of the Company permitting stockholders to call a special meeting;
4. to approve, by non-binding vote, executive compensation;
5. to recommend, by non-binding vote, the frequency of executive compensation votes;
6. to approve and ratify the Express Scripts, Inc. 2011 Long-Term Incentive Plan;

						1-6 mgmt	n	See Footnote	n/a
International Paper Company	5 /13/2013	429965275495	IP	460146103

1 - Elect the ten (10) nominees named in the attached proxy statement as directors for a one-year term.
2 - Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2013.
3 - Approve an amendment to our Restated Certificate of Incorporation regarding shareowner action by written consent.
4 - Vote on a non-binding resolution to approve the compensation of our named executive officers, as discussed under the heading “Compensation Discussion & Analysis.”
5 - Vote on a shareowner proposal concerning a policy on accelerated vesting of equity awards of senior executives upon a change in control, if properly presented at the meeting.

						1 - 4 MGMT 5 - SH	n	See Footnote	n/a
Apache Corporation	5 /16/2013	506548364250	APA	037411105

1. Election of the three directors named in the attached proxy statement to serve until the
Company’s annual meeting in 2016;
2. Ratification of Ernst & Young LLP as the Company’s independent auditors for fiscal year 2013;
3. Advisory vote to approve the compensation of the Company’s named executive officers;
4. Approval of an amendment to the Company’s 2011 Omnibus Equity Compensation Plan to
increase the number of shares of the Company’s common stock, $0.625 par value, authorized for issuance under the plan by 17,000,000 shares;
5. Approval of an amendment to the Company’s Restated Certificate of Incorporation to eliminate the classified Board of Directors to provide for the annual election of all directors

						1 - 5 mgmt	n	See Footnote	n/a
Intel Corporation	5 /16/2013	506548674771	INTC	458140100

1 - Election of the nine directors named in this proxy statement
2 - Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year
3 - Advisory vote to approve executive compensation
4 - Approval of Amendment and Extension of the 2006 Equity Incentive Plan
5 - Stockholder proposal titled “Executives to Retain Significant Stock"

						1 - 4 mgmt 5 - sh	n	See Footnote	n/a
Total S.A.	5 /17/2013	329603269924	TOT	89151E109

1 - Approval of parent Company financial statements
2 - Approval of consolidated financial statements
3 - Allocation of earnings, declaration of dividend
4 - Authorization for the Board of Directors to trade in shares of the Company
5 - Renewal of the appointment of Mr. Thierry Desmarest as a Director
6 - Renewal of the appointment of Mr. Gunnar Brock as a Director
7 - Renewal of the appointment of Mr. Gérard Lamarche as a Director
8 - Appointment of a Director representing employee shareholders (candidate : Mr. Charles Keller)
9 - Appointment of a Director
10 - Determination of the total amount of Directors' compensation
11 - Authorization to grant subscription or purchase options for the Company shares
12 - Delegation of authority to increase share capital reserved to employees adherent of a company investment fund (articles L. 3332-18 and following of the French Labour Code)

						1 to 12 - MGMT	n	See Footnote	N/A
JP Morgan Chase & Co	5 /21/2013	830883868488	JPM	46625H100

1 - Election of directors
2 - Ratification of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2013
3 - Advisory resolution to approve executive compensation
4 - Amendment to the Firm’s Restated Certificate of Incorporation to authorize shareholder action by written consent
5 - Reapproval of the Key Executive Performance Plan

						1 - 5 mgmt	n	See Footnote	n/a
National Oilwell Varco, Inc.	5 /22/2013	835388933925	NOV	637071101

1 - To elect six directors to hold office for a one-year term;
2 - To consider and act upon a proposal to ratify the appointment of Ernst & Young LLP as independent auditors of the Company for 2013;
3 - To consider and act upon an advisory proposal to approve the compensation of our named executive officers;
4 - To consider and act upon amendments to the National Oilwell Varco, Inc. Long-Term Incentive Plan;
5 -  To consider and vote on the approval of the National Oilwell Varco, Inc. Annual Cash Incentive Plan for Executive Officers

						1-5 MGMT	n	See Footnote	n/a
CROWN CASTLE INTERNATIONAL CORP	5 /23/2013	626792113136	CCI	228227104

1 - the election of three class III directors: Edward C. Hutcheson, Jr., J. Landis Martin and
W. Benjamin Moreland;
2 - the ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accountants for fiscal year 2013;
3 - a proposal to approve our 2013 Long-Term Incentive Plan;
4 - an amendment to our Amended and Restated Certificate of Incorporation to declassify our
Board of Directors;
5 - a non-binding, advisory vote regarding the compensation of our named executive officers; and
6 - such other business as may properly come before the Annual Meeting.

						1-6 MGMT	n	See Footnote	N/A
Amazon.com, Inc.	5 /23/2013	835389251641	AMZN	023135106

1 - To elect the nine directors named in the Proxy Statement to serve until the next Annual Meeting of
Shareholders or until their respective successors are elected and qualified;
2 - To ratify the appointment of Ernst & Young LLP as our independent auditors for the fiscal year ending December 31, 2013;

						1 - 2 MGMT	n	See Footnote	n/a
Citrix Systems Inc.	5 /23/2013	835389205018	CTXS	177376100

1 - to elect three Class III members to the Board of Directors as directors, each to serve for a three-year term and until his successor has been duly elected and qualified or until his earlier resignation or removal;
2 - to approve an amendment to the Company’s Amended and Restated 2005 Equity Incentive Plan to increase the aggregate number of shares of the Company’s common stock issuable pursuant to restricted stock, restricted stock units, performance units or stock grants by 7.0 million shares of the Company’s common stock;
3 - to approve the proposed Amended and Restated Certificate of Incorporation to declassify the Board of Directors;
4 - to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2013;
5 - to hold an advisory vote to approve the compensation of our named executive officers; and
6 - to transact such other business as may properly come before the Annual Meeting or any adjournments or postponements thereof.

						1 - 6 MGMT	n	See Footnote	N/A
THE GOLDMAN SACS GROUP INC.	5 /23/2013	626792087831	GS	38141G104

1 - Election to our Board of Directors of the 12 director nominees named in the attached Proxy Statement for one-year terms
2 - An advisory vote to approve executive compensation (say on pay)
3 - Approval of The Goldman Sachs Amended and Restated Stock Incentive Plan (2013)
4 - Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2013
5 - Consideration of certain shareholder proposals, if properly presented by the relevant shareholder proponents
6 - Transaction of such other business as may properly come before our 2013 Annual
Meeting of Shareholders

						1 - MGMT 2 - MGMT 3 - MGMT 4 - MGMT 5 - SH 6 - MGMT	n	See Footnote	N/A
Tupperware Brands Corporation	5 /24/2013	506548509789	TUP	899896104

1. The election of the eleven nominees for director named in the attached proxy statement for a term expiring at the 2014 annual meeting of shareholders;
2. An advisory vote to approve the Company’s executive compensation program;
3. The proposal to ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 28, 2013

						1 - 3 mgmt	n	See Footnote	n/a
MERCK & CO INC	5 /28/2013	835389133315	MRK	58933Y105

1 - elect 12 directors;
2 - consider and act upon a proposal to ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2013;
3 - consider and act upon a proposal to approve, by non-binding advisory vote, the compensation of our Named Executive Officers;
4 - consider and act upon a shareholder proposal concerning shareholders’ right to act by written consent;
5 - consider and act upon a shareholder proposal concerning special shareowner meetings;
6 - consider and act upon a shareholder proposal concerning a report on charitable and political contributions;
7 - consider and act upon a shareholder proposal concerning a report on lobbying activities;
and
8 - transact such other business as may properly come before the meeting.

						1 - MGMT 2 – MGMT 3 – MGMT 4 – SH 5 – SH 6 – SH 7 – SH 8 - MGMT	n	See Footnote	N/A
VMWARE INC	5 /29/2013	024133533548	VMW	928563402

1 - To elect three members nominated by us to the Board of Directors to serve as Class III, Group I directors to be elected by our sole Class B common stockholder for a three-year term expiring at the 2016 Annual Meeting of Stockholders.
2 - To vote, on an advisory basis, to approve named executive officer compensation.
3 - To ratify the selection by the Audit Committee of our Board of Directors of PricewaterhouseCoopers LLP as our independent auditors for the fiscal year ending December 31, 2013.
4 - To approve the Amended and Restated 2007 Equity and Incentive Plan.
5 - To approve an amendment to the 2007 Employee Stock Purchase Plan.
6 - To transact any and all other business that may properly come before the meeting or any adjournments thereof.

						1 - 6 MGMT	n	See Footnote	N/A
Exxon Mobil Corporation	5 /29/2013	024133492563	XOM	30231G102

1 - Election of directors
2 - Ratification of PricewaterhouseCoopers LLP as independent auditors
3 - Advisory vote to approve executive compensation as required by law
4 - Eight shareholder proposals contained in this proxy statement; and
5 - Other matters if properly raised

						1-3 - MGMT 4 - SH	n	See Footnote	N/A
Google Inc.	6 /6 /2013	025168744433	GOOG	38259P508

1 - To elect 10 members of the board of directors to hold office until the next annual meeting of stockholders or until their respective successors have been elected and qualified.
2 - To ratify the appointment of Ernst & Young LLP as Google’s independent registered public accounting firm for the fiscal year ending December 31, 2013.
3 - To consider and vote upon a stockholder proposal regarding a report on lead batteries in Google’s supply chain, if properly presented.
4 -  To consider and vote upon a stockholder proposal regarding equal shareholder voting, if properly presented.
5 - To consider and vote upon a stockholder proposal regarding executive stock retention, if properly presented.
6 - To consider and vote upon a stockholder proposal regarding succession planning, if properly presented.

						1 – 2 mgmt 3 - 6 sh	n	See Footnote	N/A
Caterpillar Inc.	6 /12/2013	726390417793	CAT	149123101

1 - Elect as Directors the fifteen nominees identified in the proxy statement, each for a term of one year.
2 - Ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2013.
3 - Approve, on a non-binding advisory basis, executive compensation.
4 - Vote on six stockholder proposals described in the proxy statement, if properly presented at the meeting.

						1 - MGMT 2 - MGMT 3 - MGMT 4 - SH	n	See Footnote	N/A
Dollar Tree Inc.	6 /20/2013	519266164723	DLTR	256746108

1. To elect eleven director nominees to the Company’s Board of Directors as identified in the attached proxy statement, each to serve as a director for a one-year term;
2.  To approve, by a non-binding advisory vote, the compensation of the Company’s named executive officers;
3.  To approve the Company’s 2013 Director Deferred Compensation Plan;
4.  To ratify the selection of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year 2013;
5.  To approve management's proposal to increase authorized shares of common stock; and
6.  To act upon any other business that may properly come before the meeting.

						1 - 6 MGMT	n	See Footnote	n/a
McDONALDS CORPORATION	6 /23/2013	626791943331	MCD	580135101

1 - Election of four Directors, each for a one-year term expiring in 2014
2 - Advisory vote to approve executive compensation
3 - Advisory vote to approve the appointment of Ernst & Young LLP as independent auditor for 2013
4 - Advisory vote requesting an annual report on executive compensation, if presented
5 - Advisory vote requesting an executive stock retention policy, if presented
6 - Advisory vote requesting a human rights report, if presented
7 - Advisory vote requesting a nutrition report, if presented

						1-3 MGMT 4-7 SH	n	See Footnote	N/A

Registrant: NORTHERN LIGHTS FUND TRUST - GPS Defensive Beta Fund									Item 1, Exhibit 38
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
4	The fund's administrator has not received the fund's proxy voting record from its adviser as of August 20, 2013.
5	If the fund's proxy record is received at a later date, an amended filing on Form N-PX will be submitted on the fund's behalf.

Registrant: NORTHERN LIGHTS FUND TRUST - Grant Park Managed Futures Strategy Fund									Item 1, Exhibit 39
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	There were no proxy votes during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - Great Lakes Disciplined Equity Fund									Item 1, Exhibit 40
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
4	The fund's administrator has not received the fund's proxy voting record from its adviser as of August 20, 2013.
5	If the fund's proxy record is received at a later date, an amended filing on Form N-PX will be submitted on the fund's behalf.

Registrant: NORTHERN LIGHTS FUND TRUST - Great Lakes Small Cap Opportunity Fund									Item 1, Exhibit 41
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
4	The fund's administrator has not received the fund's proxy voting record from its adviser as of August 20, 2013.
5	If the fund's proxy record is received at a later date, an amended filing on Form N-PX will be submitted on the fund's behalf.

Registrant: NORTHERN LIGHTS FUND TRUST - Investment Partners Opportunities Fund									Item 1, Exhibit 42
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	U.S. Energy Corp.	USEG	911805-109	Annual: 6/28/2013	1	Director: 1) Mark J. Larsen 2) Stephen V. Conrad	mgt.	Y	Withold All Nominees	For
3	U.S. Energy Corp.	USEG	911805-109	Annual: 6/28/2013	2	Ratification of appointment of Hein & Associates LLP as the Independent Auditor of the Company for the Fiscal Year 2013.	mgt.	Y	For	For
4	U.S. Energy Corp.	USEG	911805-109	Annual: 6/28/2013	3	To approve, on an advisory basis, the Company's Executive Compensation for 2012.	mgt.	Y	Against	For
5
6	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1A.	Election of Director: John D. Hayes	mgt.	Y	For	For
7	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1B.	Election of Director: Susan M. James	mgt.	Y	For	For
8	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1C.	Election of Director: Max R. Levchin	mgt.	Y	For	For
9	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1D.	Election of Director: Peter Liguori	mgt.	Y	For	For
10	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1E.	Election of Director: Daniel S. Loeb	mgt.	Y	For	For
11	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1F.	Election of Director: Marissa A. Mayer	mgt.	Y	For	For
12	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1G.	Election of Director: Thomas J. McInerney	mgt.	Y	For	For
13	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1H.	Election of Director: Maynard G. Webb, Jr.	mgt.	Y	For	For
14	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1I.	Election of Director: Harry J. Wilson	mgt.	Y	For	For
15	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	1J.	Election of Director: Michael J. Wolf	mgt.	Y	For	For
16	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	2	Approval, on an advisory basis, of the Company's executive compensation.	mgt.	Y	Abstain	For
17	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	3	Ratification of the Appointment of Independent Registered Public Accounting Firm.	mgt.	Y	For	For
18	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	4	Shareholder proposal regarding social responsibility report, if properly presented at the annual meeting.	sharehold	Y	Against	Against
19	YAHOO Inc.	YHOO	984332-106	Annual: 6/25/2013	5	Shareholder proposal regarding political disclosure and accountability, if properly presented at the annual meeting.	sharehold	Y	For	Against
20
21	Pengrowth	PGH	70706P104	Annual 6/25/2013	1	Appointment of KPMG, LP as auditors	mgt	Y	For	For
22	Pengrowth	PGH	70706P104	Annual 6/25/2013	2A	Election of Director: Derek Evans	mgt	Y	For	For
23	Pengrowth	PGH	70706P104	Annual 6/25/2013	2B	Election of Director: John Zaozirny	mgt	Y	For	For
24	Pengrowth	PGH	70706P104	Annual 6/25/2013	2C	Election of Director: Wayne Foo	mgt	Y	For	For
25	Pengrowth	PGH	70706P104	Annual 6/25/2013	2D	Election of Director: Kelvin Johnston	mgt	Y	For	For
26	Pengrowth	PGH	70706P104	Annual 6/25/2013	2E	Election of Director: James McFarland	mgt	Y	For	For
27	Pengrowth	PGH	70706P104	Annual 6/25/2013	2F	Election of Director:Michael Parrett	mgt	Y	For	For
28	Pengrowth	PGH	70706P104	Annual 6/25/2013	2G	Election of Director: A. Terrence Poole	mgt	Y	For	For
29	Pengrowth	PGH	70706P104	Annual 6/25/2013	2H	Election of Director: Barry Stewart	mgt	Y	For	For
30	Pengrowth	PGH	70706P104	Annual 6/25/2013	2I	Election of Director: D. Michael Stewart	mgt	Y	For	For
31	Pengrowth	PGH	70706P104	Annual 6/25/2013	3	To consider and, if deemed advisable, approve an ordinary resolution authorizing and approving unallocated awards issuable pursuant to the long term incentive plan of the Corporation,	mgt	Y	For	For
32	Pengrowth	PGH	70706P104	Annual 6/25/2013	4	To consider and, if deemed advisable, approve an ordinary resolution approving certain amendments to the long term incentive plan of the Corporation	mgt	Y	For	For
33	Pengrowth	PGH	70706P104	Annual 6/25/2013	5

To consider and, if deemed advisable, approve an ordinary resolution to confirm and ratify the Advance Notice By-law of the Corporation, the full text of which is set forth in the Information Circular.

							mgt	Y	For	For
34	Pengrowth	PGH	70706P104	Annual 6/25/2013	6	To vote in an advisory, non-binding capacity on a resolution to accept the Corporation's approach to executive compensation	mgt	Y	For	For
35	Pengrowth	PGH	70706P104	Annual 6/25/2013	7

At the discretion of the said proxyholder, to vote upon any amendment or variation of the above matters or any other matter which may properly come before the Meeting or any adjournment or adjournments thereof.

							mgt	Y	For	For
36
37	Blackrock S&P Quality Rankings Global Equity Managed Trust	BQY	09250D-109	Annual: 6/25/2013				Y	mirror vote
38
39	Sprott Resource Lending Corp.	SILU	85207J-100	Annual and Special: 6/25/2013	1

To consider, pursuant to an interim order of the Ontario Superior Court of Justice (Commercial List) Dated May 24, 2013, as same may be amended, and, if deemed advisable to pass, with or without variation, a special resolution (the "Arrangement Resolution") to approve and arrangement, pursuant to Secion 192 of the Canada Business Corporations Act, as amended, involving the Company and Sprott Inc., all as more particularly described in the accompanying circular.  The full text of the Arrangement Resolution is set forth in Appendix B to the circular.

							mgt.	Y	Against	For
40	Sprott Resource Lending Corp.	SILU	85207J-100	Annual and Special: 6/25/2013	2	Director: 1) A. Murray Sinclair 2) Peter F. Grosskopf 3) W. David Black 4) Brian E. Bayley 5) Donald D. Copeland 6 ) Paul Dimitriadis 7) W. Murray John 8) Dale C. Peniuk 9) Stewart J.L. Robertson	mgt.	Y	Withold All Nominees	For
41	Sprott Resource Lending Corp.	SILU	85207J-100	Annual and Special: 6/25/2013	3	To re-appoint PreiceWaterhouseCoopers LLP as the Auditor of the Company and authorize the Board of Directors to fix the Auditor's remuneration.	mgt.	Y	For	For
42	Sprott Resource Lending Corp.	SILU	85207J-100	Annual and Special: 6/25/2013	4

To approve the Company's Stock Option Plan, substantially in the form attached to the circular as Appendix K and authorizing and approving the available and unallocated options thereunder for grant until June 25, 2016.

							mgt.	Y	Against	For
43	Sprott Resource Lending Corp.	SILU	85207J-100	Annual and Special: 6/25/2013	5	To transact such other business as may properly come before the meeting or any postponement or adjournment thereof.	mgt.	Y	Against	For
44
45	Advantage Oil & Gas Ltd.	AAV	00765F-101	Annual and Special: 6/20/2013	1	To fix the number of Directors of Advantage Oil & Gas Ltd. (the "Corporation") to be elected at the meeting at seven (7) Directors.	mgt.	Y	For	For
46	Advantage Oil & Gas Ltd.	AAV	00765F-101	Annual and Special: 6/20/2013	2	Director: 1) Stephen E. Balog 2) Kelly I. Drader 3) Paul G. Haggis 4) Andy J. Mah 5) Ronald A. McIntosh 6) Sheila H. O'Brien 7) Steven Sharpe	mgt.	Y	For All Nominees	For
47	Advantage Oil & Gas Ltd.	AAV	00765F-101	Annual and Special: 6/20/2013	3

To consider and approve the advance notice by-law of the Corporation relating to the advance notice of nominations of Directors, as more particularly described in the management information circular of the Corporation dated May 14, 2013.

							mgt.	Y	Against	For
48	Advantage Oil & Gas Ltd.	AAV	00765F-101	Annual and Special: 6/20/2013	4	To appoint PriceWaterhouseCoopers LLP, Chartered Accountants, as the auditors of the Corporation and to authorize the Directors to fix their remuneration as such.	mgt.	Y	For	For
49
50	Rainmaker Systems, Inc.	RMKR	750875-304	Annual: 6/5/2013	1	Director: 1) Donald J. Massaro 2) C. Finnegan Faldi	mgt.	Y	For all nominees	For
51	Rainmaker Systems, Inc.	RMKR	750875-304	Annual: 6/5/2013	2	To approve the advisory resolution to approve the compensation of our named executive officers.	mgt.	Y	Abstain	For
52	Rainmaker Systems, Inc.	RMKR	750875-304	Annual: 6/5/2013	3	To approve the frequency of future advisory votes to approve the compensation of our named executive officers.	mgt.	Y	Abstain	3 Years
53	Rainmaker Systems, Inc.	RMKR	750875-304	Annual: 6/5/2013	4	To ratify the appointment of BDO USA, LLP as independent registered public accounting firm for the fiscal year ending December 31, 2013.	mgt.	Y	For	For
54	Rainmaker Systems, Inc.	RMKR	750875-304	Annual: 6/5/2013	5	To consider and act upon a proposal to amend the 2003 stock incentive plan.	mgt.	Y	Abstain	For
55	Rainmaker Systems, Inc.	RMKR	750875-304	Annual: 6/5/2013	6	To consider and act upon a proposal to amend the Company's certificate of incorporation to effect a reverse stock split of the Company's outstanding shares of common stock.	mgt.	Y	For	For
56
57	Devon Energy Corporation	DVN	25179M-103	Annual: 6/5/2013	1	Director: 1) Robert H. Henry 2) John A. Hill 3) Michael M. Kanovsky 4) Robert A. Mosbacher, Jr. 5) J. Larry Nichols 6) Duane C. Radtke 7) Mary P. Ricciardello 8) John Richels	mgt.	Y	For all nominees	For
58	Devon Energy Corporation	DVN	25179M-103	Annual: 6/5/2013	2	Advisory vote to approve executive compensation.	mgt.	Y	Against	For
59	Devon Energy Corporation	DVN	25179M-103	Annual: 6/5/2013	3	Ratify the appointment of the Company's independent auditors for 2013.	mgt.	Y	For	For
60	Devon Energy Corporation	DVN	25179M-103	Annual: 6/5/2013	4	Report disclosing lobbying policies and practices.	sharehold	Y	For	Against
61	Devon Energy Corporation	DVN	25179M-103	Annual: 6/5/2013	5	Majority vote standard for Director Elections	sharehold	Y	For	Against
62	Devon Energy Corporation	DVN	25179M-103	Annual: 6/5/2013	6	Right to act by written consent.	sharehold	Y	For	Against
63
64	GT Advanced Technologies Inc	GTAT	36191U-106	Annual: 6/5/2013	1	Director 1) J. Michal Conaway 2) Kathleen A. Cote 3) Ernest L. Godshalk 4) Thomas Gutierrez 5) Matthew E. Massengill 6) Mary Petrovich 7) Robert E. Switz 8) Noel G. Watson 9) Thomas Wroe, Jr.	mgt.	Y	For all nominees	For
65	GT Advanced Technologies Inc	GTAT	36191U-106	Annual: 6/5/2013	2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2013.	mgt.	Y	For	For
66	GT Advanced Technologies Inc	GTAT	36191U-106	Annual: 6/5/2013	3	Advisory Approval of the Company's executive officer compensation.	mgt.	Y	Against	For
67
68	Hooper Holmes, Inc.	HH	439104-100	Annual 5/29/2013	1	Director 1) Ronald V. Aprahamian 2) Henry E. Dubois 3) Larry Ferguson 4) Gus D. Halas 5) Dr. Elaine L. Rigolosi 6) Thomas A. Watford	mgt.	Y	Withold all nominees	For
69	Hooper Holmes, Inc.	HH	439104-100	Annual 5/29/2013	2	Approve an amendment and restatement of the Hooper Holmes, Inc. 2011 Omnibus employee incentive plan.	mgt.	Y	Against	For
70	Hooper Holmes, Inc.	HH	439104-100	Annual 5/29/2013	3	Approve an amendment and restatement of the Hooper Holmes, Inc. employee stock purchase plan.	mgt.	Y	Against	For
71	Hooper Holmes, Inc.	HH	439104-100	Annual 5/29/2013	4	Consider an advisory vote on the approval of the compensation or our named executive officers.	mgt.	Y	Against	For
72	Hooper Holmes, Inc.	HH	439104-100	Annual 5/29/2013	5	Consider an advisory vote on the frequency of the advisory vote on the compensation of our named executive officers.	mgt.	Y	Abstain	3 Years
73	Hooper Holmes, Inc.	HH	439104-100	Annual 5/29/2013	6	Ratification of the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2013.	mgt.	Y	For	For
74
75	Silver Wheaton Corp.	SLW	828336-107	Annual and Special: 5/21/2013	A	Director 1) Lawrence I. Bell 2) George L. Brack 3) John A. Brough 4) R. Peter Gillin 5) Douglas M. Holtby 6) Eduardo Luna 7) Wade D. Nesmith 8) Randy V.J. Smallwood	mgt.	Y	For all nominees	For
76	Silver Wheaton Corp.	SLW	828336-107	Annual and Special: 5/21/2013	B	In respect of the appointment of Deloitte LLP, independent registered chartered accountants, as auditors of the Company and authorizing the Directors to fix their remuneration;	mgt.	Y	For	For
77	Silver Wheaton Corp.	SLW	828336-107	Annual and Special: 5/21/2013	C	A non-binding advisory resolution accepting the Company's approach to executive compensation.	mgt.	Y	Against	For
78
79	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1A.	Election of Director: Glenn A. Britt	mgt.	Y	For	For
80	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1B.	Election of Director: Ursula M. Burns	mgt.	Y	For	For
81	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1C.	Election of Director: Richard J. Harrington	mgt.	Y	For	For
82	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1D.	Election of Director: William Curt Hunter	mgt.	Y	For	For
83	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1E.	Election of Director: Robert J. Keegan	mgt.	Y	For	For
84	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1F.	Election of Director: Robert A. McDonald	mgt.	Y	For	For
85	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1G.	Election of Director: Charles Prince	mgt.	Y	For	For
86	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1H.	Election of Director: Annn N. Reese	mgt.	Y	For	For
87	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1I.	Election of Director: Sara Martinez Tucker	mgt.	Y	For	For
88	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	1J.	Election of Director: Mary Agnes Wilderotter	mgt.	Y	For	For
89	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	2	Ratification of the selection of PriceWaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2013.	mgt.	Y	For	For
90	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	3	Approval, on and advisory basis, of the 2012 compensation of our named executive officers.	mgt.	Y	Against	For
91	Xerox Corporation	XRX	984121-103	Annual: 5/21/2013	4	Approval of the 2013 amendment and restatement of the Company's 2004 equity compensation plan for non-employee Directors.	mgt.	Y	Against	For
92
93	Mack-Cali Realty Corporation	CLI	554489-104	Annual: 5/15/2013	1	Director 1) Kenneth M. Duberstein 2) Vincent Tese 3) Roy J. Zuckerberg	mgt.	Y	For all nominees	For
94	Mack-Cali Realty Corporation	CLI	554489-104	Annual: 5/15/2013	2

Advisory vote approving the compensation of our named executive officers, as such compensation is described under the "compensation discussion and analysis" and "executive compensation" sections of the accompanying proxy statement.

							mgt.	Y	Against	For
95	Mack-Cali Realty Corporation	CLI	554489-104	Annual: 5/15/2013	3	Ratification of the appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2013.	mgt.	Y	For	For
96	Mack-Cali Realty Corporation	CLI	554489-104	Annual: 5/15/2013	4	Approval and adoption of Mack-Cali Realty Corporation 2013 incentive stock plan.	mgt.	Y	Against	For
97
98	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1A	Election of Director: Richard L. Armitage	mgt.	Y	For	For
99	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1B	Election of Director: Richard H. Auchinleck	mgt.	Y	For	For
100	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1C	Election of Director: James E. Copeland, Jr.	mgt.	Y	For	For
101	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1D	Election of Director: Jody L. Freeman	mgt.	Y	For	For
102	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1E	Election of Director: Gay Huey Evans	mgt.	Y	For	For
103	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1F	Election of Director: Ryan M. Lance	mgt.	Y	For	For
104	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1G	Election of Director: Mohd H. Marican	mgt.	Y	For	For
105	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1H	Election of Director: Robert A. Niblock	mgt.	Y	For	For
106	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1I	Election of Director: Harald J. Norvik	mgt.	Y	For	For
107	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	1J	Election of Director: William E. Wade, Jr.	mgt.	Y	For	For
108	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	2	To ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2013.	mgt.	Y	For	For
109	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	3	Advisory approval of executive compensation.	mgt.	Y	Against	For
110	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	4	Report on grassroots lobbying expenditures.	sharehold	Y	For	Against
111	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	5	Greenhouse gas reduction targets.	sharehold	Y	Against	Against
112	ConocoPhillips	COP	20825C-104	Annual: 5/14/2013	6	Gender identity non-discrimination.	sharehold	Y	Against	Against
113
114	Enerplus Corporation	ERF	292766-102	Annual: 5/10/2013	01

Director 1) David H. Barr 2) Edwin V. Dodge 3) James B. Fraser 4) Robert B. Hodgins 5) Gordon J. Kerr 6) Susan M. Mackenzie 7) Douglas R. Martin 8) Donald J. Nelson 9) David P. O'Brien 10) Elliott Pew 11) Glen D. Roane 12) Sheldon B. Steeves

							mgt.	Y	Withold all nominees	For
115	Enerplus Corporation	ERF	292766-102	Annual: 5/10/2013	02	To appoint Deloitte & Touche LLP, chartered accountants, as auditors of the Corporation.	mgt.	Y	For	For
116	Enerplus Corporation	ERF	292766-102	Annual: 5/10/2013	03

To consider and, if thought advisable, to pass an ordinary resolution, the text of which is set forth in the information circular and proxy statement of the Corporation dated March 21, 2013 (the "Information Circular"), to approve all unallocated stock options under the Corporation's stock option plan.

							mgt.	Y	Against	For
117	Enerplus Corporation	ERF	292766-102	Annual: 5/10/2013	04

To consider and, if thought advisable, to pass an ordinary resolution, the text of which is set forth in the information circular, to approve the continuation and amendment and restatement of the Corporation's shareholder rights plan.

							mgt.	Y	Against	For
118
119	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1A	Election of Director: L. Andreotti	mgt.	Y	For	For
120	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1B	Election of Director: L.B. Campbell	mgt.	Y	For	For
121	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1C	Election of Director: J.M. Cornelius	mgt.	Y	For	For
122	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1D	Election of Director: L.H. Glimcher, M.D.	mgt.	Y	For	For
123	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1E	Election of Director: M. Grobstein	mgt.	Y	For	For
124	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1F	Election of Director: A.J. Lacy	mgt.	Y	For	For
125	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1G	Election of Director: V.L. Sato, Ph.D.	mgt.	Y	For	For
126	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1H	Election of Director: E. Sigal, M.D., Ph.D.	mgt.	Y	For	For
127	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1I	Election of Director: G.L. Storch	mgt.	Y	For	For
128	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	1J	Election of Director: T.D. West, Jr.	mgt.	Y	For	For
129	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	2	Ratification of the appointment of independent registered public accounting firm.	mgt.	Y	For	For
130	Bristol-Myers Squibb Company	BMY	110122-108	Annual: 5/7/2013	3	Advisory vote to approve the compensation of our named executive officers.	mgt.	Y	Against	For
131
132	Clean Energy Fuels Corp.	CLNE	184499-101	Annual: 5/7/2013	1	Director 1) Andrew J. Littlefair 2) Warren I. Mitchell 3) John S. Herrington 4) James C. Miller III 5) James E. O'Connor 6) Boone Pickens 7) Kenneth M. Socha 8) Vincent C. Taormina	mgt.	Y	For all nominees	For
133	Clean Energy Fuels Corp.	CLNE	184499-101	Annual: 5/7/2013	2	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2013.	mgt.	Y	For	For
134	Clean Energy Fuels Corp.	CLNE	184499-101	Annual: 5/7/2013	3	Advisory, non-binding vote to approve executive compensation.	mgt.	Y	Against	For
135	Clean Energy Fuels Corp.	CLNE	184499-101	Annual: 5/7/2013	4	To approve our employee stock purchase plan.	mgt.	Y	Against	For
136
137	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1A.	Election of Director: Spencer Abraham	mgt.	Y	For	For
138	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1B.	Election of Director: Howard I. Atkins	mgt.	Y	For	For
139	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1C.	Election of Director: Stephen I. Chazen	mgt.	Y	For	For
140	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1D.	Election of Director: Edward P. Djerejian	mgt.	Y	For	For
141	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1E.	Election of Director: John E. Feick	mgt.	Y	For	For
142	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1F.	Election of Director: Margaret M. Foran	mgt.	Y	For	For
143	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1G.	Election of Director: Carlos M. Gutierrez	mgt.	Y	For	For
144	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1H.	Election of Director: Ray R. Irani	mgt.	Y	For	For
145	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1I.	Election of Director: Avedick B. Poladian	mgt.	Y	For	For
146	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	1J.	Election of Director Aziz D. Syriani	mgt.	Y	For	For
147	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	2	Advisory vote approving executive compensation.	mgt.	Y	Against	For
148	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	3	Ratification of selection of KPMG LLP as independent auditors.	mgt.	Y	For	For
149	Occidental Petroleum Corporation	OXY	674599-105	Annual: 5/3/2013	4	Stockholder right to act by written consent.	sharehold	Y	For	Against
150
151	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1A	Election of Director: Richard L. Carrion	mgt.	Y	For	For
152	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1B	Election of Director: Melanie L. Healey	mgt.	Y	For	For
153	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1C	Election of Director: M. Frances Keeth	mgt.	Y	For	For
154	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1D	Election of Director: Robert W. Lane	mgt.	Y	For	For
155	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1E	Election of Director: Lowell C. McAdam	mgt.	Y	For	For
156	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1F	Election of Director: Sandra O. Moose	mgt.	Y	For	For
157	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1G	Election of Director: Joseph Neubauer	mgt.	Y	For	For
158	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1H	Election of Director: Donald T. Nicolaisen	mgt.	Y	For	For
159	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1I	Election of Director: Clarence Otis, Jr.	mgt.	Y	For	For
160	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1J	Election of Director: Hugh B. Price	mgt.	Y	For	For
161	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1K	Election of Director: Rodney E. Slater	mgt.	Y	For	For
162	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1L	Election of Director: Kathryn A. Tesija	mgt.	Y	For	For
163	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	1M	Election of Director: Gregory D. Wasson	mgt.	Y	For	For
164	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	2	Ratification of appointment of independent registered public accounting firm.	mgt.	Y	For	For
165	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	3	Advisory vote to approve executive compensation.	mgt.	Y	Against	For
166	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	4	Approval of lon-term incentive plan.	mgt.	Y	Against	For
167	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	5	Network Neutrality.	sharehold	Y	For	Against
168	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	6	Lobbying activities.	sharehold	Y	For	Against
169	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	7	Proxy access bylaws.	sharehold	Y	For	Against
170	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	8	Severance approval policy.	sharehold	Y	For	Against
171	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	9	Shareholder right to call a special meeting.	sharehold	Y	For	Against
172	Verizon Communications Inc.	VZ	92343V-104	Annual: 5/2/2013	10	Sharholder right to act by written consent.	sharehold	Y	For	Against
173
174	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1A.	Election of Director: Giannella Alvarez	mgt.	Y	For	For
175	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1B.	Election of Director: Robert E. Apple	mgt.	Y	For	For
176	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1C.	Election of Director: Louis P. Gignac	mgt.	Y	For	For
177	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1D.	Election of Director: Brian M. Levitt	mgt.	Y	For	For
178	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1E.	Election of Director: Harold H. Mackay	mgt.	Y	For	For
179	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1F.	Election of Director: David G. Maffucci	mgt.	Y	For	For
180	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1G.	Election of Director: Robert J. Steacy	mgt.	Y	For	For
181	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1H.	Election of Director: Pamela B. Strobel	mgt.	Y	For	For
182	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1I.	Election of Director: Denis Turcotte	mgt.	Y	For	For
183	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	1J.	Election of Director: John D. Williams	mgt.	Y	For	For
184	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	2	Say-on-pay - an advisory vote to approve named executive officer compensation.	mgt.	Y	Against	For
185	Domtar Corporation	UFS	257559-203	Annual: 5/1/2013	3	The ratification of the appointment of PriceWaterhouseCoopers LLP as Domtar Corporation's independent public accounting firm for the 2013 fiscal year.	mgt.	Y	For	For
186
187	Yamana Gold Inc.	AUY	98462Y-100	Annual: 5/1/2013	01	Director: 1) Peter Marrone 2) Patrick J. Mars 3) John Begeman 4) Alexander Davidson 5) Richard Graff 6) Nigel Lees 7) Juvenal Mesquita Filho 8) Carl Renzoni 9) Antenor F. Silva, Jr. 10) Dino Titaro	mgt.	Y	For all nominees	For
188	Yamana Gold Inc.	AUY	98462Y-100	Annual: 5/1/2013	02	In respect of the appointment of Deloitte LLP as auditors.	mgt.	Y	For	For
189
190	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	1	Appointing PriceWaterhouseCoopers LLP as the auditors of the corporation for the ensuing year at a reuneration to be fixed by the Board of Directors of the Corporation.	mgt.	Y	For	For
191	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	2

Director 1) C.E. (Chuck) Shultz 2) Ian A. Bourne 3) Marcel R. Coutu 4) Gerald W. Grandey 5) Arthur N. Korpach 6) Donald J. Lowry 7) Sarah E. Raiss 8) John K. Read 9) Brant G. Sangster 10) Wesley R. Twiss 11) John B. Zaozirny

							mgt.	Y	For all nominees	For
192	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	3	The ordinary resolution, the full text of which is set forth in the circular, to approve the amendment and continuation of the shareholder rights plan.	mgt.	Y	Against	For
193	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	4	The ordinary resolution, the full text of which is set forth in the circular, to approve and confirm the advance notice by-law amendment.	mgt.	Y	Against	For
194	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	5	The ordinary resolution, the full text of which is set forth in the circular, to approve and confirm the enhanced quorum by-law amendment.	mgt.	Y	Against	For
195	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	6	The ordinary resolution, the full text of which is set forth in the circular, to approve and authorize the grant and issuance of all unallocated options under the new option plan.	mgt.	Y	Against	For
196	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	7	The ordinary resolution, the full text of which is set forth in the circular, to approve the amendments to the transition option plan.	mgt.	Y	Against	For
197	Canadian Oil Sands Limited	COS.TO	13643E-105	Annual and Special: 4/30/2013	8	To accept the Corporation's approach to executive compensation as disclosed in the circular.	mgt.	Y	Against	For
198
199	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1A	Election of Director: A.J.P. Belda	mgt.	Y	For	For
200	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1B	Election of Director: W.R. Brody	mgt.	Y	For	For
201	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1C	Election of Director: K.I. Chenault	mgt.	Y	For	For
202	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1D	Election of Director: M.A. Eskew	mgt.	Y	For	For
203	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1E	Election of Director: D.N. Farr	mgt.	Y	For	For
204	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1F	Election of Director: S.A. Jackson	mgt.	Y	For	For
205	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1G	Election of Director: A.N. Liveris	mgt.	Y	For	For
206	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1H	Election of Director: W.J. McNerney, Jr.	mgt.	Y	For	For
207	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1I	Election of Director: J.W. Owens	mgt.	Y	For	For
208	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1J	Election of Director: V.M. Rometty	mgt.	Y	For	For
209	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1K	Election of Director: J.E. Spero	mgt.	Y	For	For
210	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1L	Election of Director: S. Taurel	mgt.	Y	For	For
211	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	1M	Election of Director: L.H. Zambrano	mgt.	Y	For	For
212	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	02	Ratification of appointment of independent registered public accounting firm (page 71)	mgt.	Y	For	For
213	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	03	Advisory vote on executive compensation (page 72)	mgt.	Y	Against	For
214	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	04	Stockholder proposal for disclosure of lobbying policies and practices (page 73)	sharehold	Y	For	Against
215	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	05	Stockholder proposal on the right to act by written consent (page 74)	sharehold	Y	For	Against
216	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	06	Stockholder proposal on independent board chair (page 75)	sharehold	Y	For	Against
217	International Business Machines Corp.	IBM	459200-101	Annual: 4/30/2013	07	Stockholder proposal for executives to retain significant stock (page 76)	sharehold	Y	For	Against
218
219	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1A	Election of Director: Randall L. Stephenson	mgt.	Y	For	For
220	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1B	Election of Director: Gilbert F. Amelio	mgt.	Y	For	For
221	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1C	Election of Director: Reuben V. Anderson	mgt.	Y	For	For
222	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1D	Election of Director: James H. Blanchard	mgt.	Y	For	For
223	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1E	Election of Director: Jaime Chico Pardo	mgt.	Y	For	For
224	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1F	Election of Director: Scott T. Ford	mgt.	Y	For	For
225	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1G	Election of Director: James P. Kelly	mgt.	Y	For	For
226	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1H	Election of Director: Jon C. Madonna	mgt.	Y	For	For
227	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1I	Election of Director: Michael B. McCallister	mgt.	Y	For	For
228	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1J	Election of Director: John B. McCoy	mgt.	Y	For	For
229	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1K	Election of Director: Joyce M. Roche	mgt.	Y	For	For
230	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1L	Election of Director: Matthew K. Rose	mgt.	Y	For	For
231	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	1M	Election of Director: Laura D'Andrea Tyson	mgt.	Y	For	For
232	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	2	Ratification of Appointment of Independent Auditors.	mgt.	Y	For	For
233	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	3	Advisory approval of executive compensation.	mgt.	Y	Against	For
234	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	4	Approve stock purchase and deferral plan.	mgt.	Y	Against	For
235	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	5	Political contributions report.	sharehold	Y	For	Against
236	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	6	Lead batteries report.	sharehold	Y	For	Against
237	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	7	Compensation packages.	sharehold	Y	For	Against
238	AT&T Inc.	T	00206R-102	Annual: 4/26/2013	8	Independent Board Chairman	sharehold	Y	For	Against
239
240	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	1	Approval of Balance Sheet, Income Statement, and appropriateoin of Retained Earnings	mgt.	N*	For**	For**
241	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.1.1	Election of Independent Director In-Ho Lee	mgt.	N*	For**	For**
242	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.1.2	Election of Independent Director In-Ho Lee	mgt.	N*	For**	For**
243	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.1.3	Election of Independent Director In-Ho Lee	mgt.	N*	For**	For**
244	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.2.1	Election of Executive Director Boo-Keun Yoon	mgt.	N*	For**	For**
245	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.2.2	Election of Executive Director Jong-Kyun Shin	mgt.	N*	For**	For**
246	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.2.3	Election of Executive Director Sang-Hoon Lee	mgt.	N*	For**	For**
247	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.3.1	Election of Audit Committee Director In-Ho Lee	mgt.	N*	For**	For**
248	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	2.3.2	Election of Audit Committee DirectorKwang-Soo Song	mgt.	N*	For**	For**
249	Samsung Electronics	SSNLF	796050888	Annual 3/15/13	3	Approval of Remuneration of Director	mgt.	N*	For**	For**
250
251	Tortoise MLP Fund	NTG	89148B-101	Annual: 4/8/2013				Y	mirror vote
252
253	Aberdeen Global Income Fund	FCO	003013-109	Annual: 3/27/2013				Y	mirror vote
254
255	Cohen & Steers Infrastructure Fund	UTF	19248A-109	Annual: 3/27/2013				Y	mirror vote
256
257	Apple Inc.	AAPL	037833-100	Annual: 2/27/2013	1	Director: 1) William Campbell 2) Timothy Cook 3) Millard Drexler 4) Al Gore 5) Robert Iger 6) Andrea Jung 7) Arthur Levinson 8) Ronald Sugar	mgt.	Y	Withold all nominees	For
258	Apple Inc.	AAPL	037833-100	Annual: 2/27/2013	2

Amendment of Apple's restated aricles of incorporation to (I) eliminate certain language relating to term of office of Directors in order to facilitate the adoption of majority voting for election of Directors, (II) eliminate "blank check" preferred stock, (III) establish a par value for Company's common stock of $0.00001 per share and (IV) make other changes.

							mgt.	Y	Against	For
259	Apple Inc.	AAPL	037833-100	Annual: 2/27/2013	3	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2013.	mgt.	Y	For	For
260	Apple Inc.	AAPL	037833-100	Annual: 2/27/2013	4	A non-binding advisory resolution to approve executive compensation.	mgt.	Y	Abstain	For
261	Apple Inc.	AAPL	037833-100	Annual: 2/27/2013	5	A Shareholder proposal entitled "executives to retain significant stock."	shareholder	Y	For	Against
262	Apple Inc.	AAPL	037833-100	Annual: 2/27/2013	6	A shareholder proposal entitled "Board committee on human rights."	shareholder	Y	For	Against
263
264	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	1A.	Election of Director: Robert L. Bailey	mgt.	Y	Against	For
265	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	1B.	Election of Director: Patrick J. Byrne	mgt.	Y	Against	For
266	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	1C.	Election of Director: D. Mark Durcan	mgt.	Y	Against	For
267	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	1D.	Election of Director: Mercedes Johnson	mgt.	Y	Against	For
268	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	1E.	Election of Director: Lawrence N. Mondry	mgt.	Y	Against	For
269	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	1F.	Election of Director: Robert E. Switz	mgt.	Y	Against	For
270	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	2	To approve the amended and restated 2004 equity incentive plan and increase the shares reserved for issuance thereunder by 30,000,000.	mgt.	Y	Against	For
271	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	3	To ratify the appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm of the Company for the fiscal year ending August 29, 2013.	mgt.	Y	For	For
272	Micron Technology, Inc.	MU	595112-103	Annual: 1/22/2013	4	To approve a non-binding resolution to approve the compensation of our named executive officers as described in the proxy statement.	mgt.	Y	Against	For
273
274	Constellation Energy Partners LLP	CEP	21038E-101	Annual: 12/14/2012	1	Election of Managers 01) Richard H. Bachmann 02) Richard S. Langdon 03) John N. Seitz	mgt.	Y	Withold all nominees	For
275	Constellation Energy Partners LLP	CEP	21038E-101	Annual: 12/14/2012	2	Proposal to cause Constellation Energy Partners LLC to elect to be treated as a corporation for federal income tax purposes.	mgt.	Y	Against	For
276	Constellation Energy Partners LLP	CEP	21038E-101	Annual: 12/14/2012	3	Proposal to approve and adopt the Third Amendment and Restated Operating Agreement of Constellation Energy Partners LLC.	mgt.	Y	Against	For
277	Constellation Energy Partners LLP	CEP	21038E-101	Annual: 12/14/2012	4	Appointment of PreiceWaterhouseCoopers LLP as independent registered public accounting firm for the year ending December 31 2012.	mgt.	Y	Abstain	For
278
279	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1A	Election of Director: Carol A. Bartz	mgt.	Y	Against	For
280	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1B	Election of Director: Marc Benioff	mgt.	Y	For	For
281	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1C	Election of Director: M. Michele Burns	mgt.	Y	For	For
282	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1D	Election of Director: Michael D. Capellas	mgt.	Y	For	For
283	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1E	Election of Director: Larry R. Carter	mgt.	Y	For	For
284	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1F	Election of Director: John T. Chambers	mgt.	Y	Abstain	For
285	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1G	Election of Director: Brian L. Halla	mgt.	Y	For	For
286	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1H	Election of Director: Dr. John L. Hennessy	mgt.	Y	For	For
287	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1I	Election of Director: Dr. Kristina M. Johnson	mgt.	Y	For	For
288	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1J	Election of Director: Richard M. Kovacevich	mgt.	Y	For	For
289	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1K	Election of Director: Roderick C. McGeary	mgt.	Y	For	For
290	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1L	Election of Director: Arun Sarin	mgt.	Y	For	For
291	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	1M	Election of Director: Steven M. West	mgt.	Y	For	For
292	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	2	Approval of Amendment and Restatement of the Executive Incentive Plan.	mgt.	Y	Against	For
293	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	3	Approval, on an advisory basis, of executive compensation.	mgt.	Y	Against	For
294	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	4	Ratification of PriceWaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2013.	mgt.	Y	For	For
295	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	5	Approval to have Cisco's Board adopt a policy to have an independent Board Chairman whenever possible.	shareholder	Y	For	Against
296	Cisco Systems, Inc.	CSCO	17275R-102	Annual: 11/15/2012	6	Approval to request Cisco management to prepare a report on "conflict minerals" in Cisco's supply chain.	shareholder	Y	Against	Against
297
298	Omnivision Technologies, Inc.	OVTI	682128-103	Annual: 9/27/2012	1	Director 1) Joseph Jeng 2) Dwight Steffensen	mgt.	Y	For all nominees	For
299	Omnivision Technologies, Inc.	OVTI	682128-103	Annual: 9/27/2012	2	Ratification of PriceWaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending April 30, 2013.	mgt.	Y	For	For
300	Omnivision Technologies, Inc.	OVTI	682128-103	Annual: 9/27/2012	3	Advisory Resolution to approve executive compensation.	mgt.	Y	Against	For
301
302	Advantage Oil & Gas Ltd.	AAV	00765F-101	Special: 9/13/2012	1

To consider and if deemed advisable, to pass an ordinary resolution approving a stock option plan for Advantage Oil & Gas Ltd., all as more particularly described in the accopmanying management information circular of Advantage Oil & Gas Ltd. Dated August 9, 2012.

							mgt.	Y	Against	For
303
304	SkyPeople Fruit Juice, Inc.	SPU	83086T-208	Annual: 9/6/2012	1	Election of Directors 1) Yongke Xue 2) Norman Ko 3) Tao Wang 4) John W. Smagula 5) Baosheng Lu 6) Xiaoqin Yan 7) Guolin Wang	mgt.	Y	For all nominees	For
305	SkyPeople Fruit Juice, Inc.	SPU	83086T-208	Annual: 9/6/2012	2	Ratification of the Independent Registered Accounting Firm	mgt.	Y	Against	For
306
307	Nutrisystem, Inc.	NTRI	67069D-108	Special: 9/5/2012	1	Approve the amended and restated Nutrisystem, Inc. 2008 Long-Term Incentive Plan.	mgt.	Y	Against	For
308
309	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1A.	Election of Director: Alfred J. Amoroso	mgt.	Y	Against	For
310	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1B.	Election of Director: John D. Hayes	mgt.	Y	Against	For
311	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1C.	Election of Director: Susan M. James	mgt.	Y	Against	For
312	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1D.	Election of Director: David W. Kenny	mgt.	Y	Against	For
313	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1E.	Election of Director: Peter Liguori	mgt.	Y	Against	For
314	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1F.	Election of Director: Daniel S. Loeb	mgt.	Y	For	For
315	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1G.	Election of Director: Thomas J. McInerney	mgt.	Y	Against	For
316	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1H.	Election of Director: Brad D. Smith	mgt.	Y	Against	For
317	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1I.	Election of Director: Maynard G. Webb, Jr.	mgt.	Y	Against	For
318	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1J.	Election of Director: Harry J. Wilson	mgt.	Y	For	For
319	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	1K.	Election of Director: Michael J. Wolf	mgt.	Y	For	For
320	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	2	Advisory vote to approve executive compensation.	mgt.	Y	Against	For
321	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	3	Amendment to the company's 1995 stock plan.	mgt.	Y	Against	For
322	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	4	Amendment to the company's 1996 Director's stock plan.	mgt.	Y	Against	For
323	YAHOO Inc.	YHOO	984332-106	Annual: 7/12/2012	5	Ratification of the Appointment of Independent Registered Public Accounting Firm.	mgt.	Y	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - Iron Horse Fund									Item 1, Exhibit 43
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - KCM MACRO TRENDS FUND										Item 1
Investment Company Act file number: 811-21720										Exhibit 44
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Company Name	Ticker	CUSIP	Meeting Date	Meeting Type	Proposal Number	Description	Proposal Type	Y	Vote Cast	For/ Against Mgmt
News Corporation	NWSA	65248E104	6/11/2013	Special	1	Amendment to Parent's Restated Certificate of Incorporation Clarifying Our Ability to Make Distributions in Comprable Securities in Connection With Separation Transactions, Includin gth Separation.	Board of Directors	Y	FOR	FOR
News Corporation	NWSA	65248E104	6/11/2013	Special	2	Amendment to Parent's Restated Certificate of Incorporation Allowing Us to Make Certain Distributions on Subsidiary-Owned Shares and Create Additional Subsidiary-Owned Shares.	Board of Directors	Y	FOR	FOR
Celgene Corporation	CELG	151020104	6/12/2013	Annual	1	Election of Directors: Robert J. Hugin, Richard W. Barker, D. Phil., Michael D. Casey, Carrie S. Cox, Michael A. Friedman, MD, Gilla Kaplan, PhD, James J Loughlin, and Ernest Mario, PhD.	Board of Directors	Y	FOR	FOR
Celgene Corporation	CELG	151020104	6/12/2013	Annual	2	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2013.	Board of Directors	Y	FOR	FOR
Celgene Corporation	CELG	151020104	6/12/2013	Annual	3	Approval of the Amendment and Restatement of the Company's 2008 Stock Incentive Plan.	Board of Directors	Y	FOR	FOR
Celgene Corporation	CELG	151020104	6/12/2013	Annual	4	Approval, by non-binding vote, of executive compensation of the Company's named executive officers.	Board of Directors	Y	FOR	FOR
Celgene Corporation	CELG	151020104	6/12/2013	Annual	5	Stockholder proposal described in more detail in the proxy statement.	Shareholder	Y	AGAINST	FOR
Air Methods Corporation	AIRM	009128307	5/30/2013	Annual	1	Election of Directors: George W. Belsey, C. David Kikumoto and MG Carl H. McNair, Jr.	Board of Directors	Y	FOR	FOR
Air Methods Corporation	AIRM	009128307	5/30/2013	Annual	2	The ratification of KMPG LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2013.	Board of Directors	Y	FOR	FOR
Air Methods Corporation	AIRM	009128307	5/30/2013	Annual	3	Approval, on an advisory basis, of our executive compensation.	Board of Directors	Y	FOR	FOR
Amazon.com Inc.	AMZN	023135106	5/23/2013	Annual	1	Election of Directors: Jeffrey P. Bezos, Tom A. Alberg, Joh Seely Brown, William B. Gordon, Jamie S. Gorelick, Alain Monie, Jonathan J. Rubinstein, Thomas O. Ryder, and Patricia Q. Stonesifer.	Board of Directors	Y	FOR	FOR
Amazon.com Inc.	AMZN	023135106	5/23/2013	Annual	2	Ratification of the appointment of Ernst & Young LLP as independent auditors.	Board of Directors	Y	FOR	FOR
Amazon.com Inc.	AMZN	023135106	5/23/2013	Annual	3	Shareholder proposal regarding a report concerning corporate political contributions.	Shareholder	Y	AGAINST	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	1

Election of Directors: James A. Bell, Crandall C. Bowles, Stephen B. Burke, David M. Cote, James S. Crown, James Dimon, Timothy P. Flynn, Ellen V. Futter, Laban P. Jackson, Jr., Lee R. Raymond and William C. Weldon.

							Board of Directors	Y	FOR	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	2	Ratification of independent registered public accounting firm.	Board of Directors	Y	FOR	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	3	Advisory resolution to approve executive compensation.	Board of Directors	Y	FOR	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	4	Amendment to the Firm's Restated Certificate of Incorporation to authorize shareholder action by written consent.	Board of Directors	Y	FOR	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	5	Reapproval of Key Executive Performance Plan.	Board of Directors	Y	FOR	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	6	Stockholder proposal requiring separation of chairman and CEO.	Shareholder	Y	FOR	Against - we are for separate offices of chairman and ceo
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	7	Stockholder proposal requiring executives to retain significant stock until reaching normal retirement age.	Shareholder	Y	AGAINST	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	8	Stockholder proposal to adopt procedures to avoid holding or recommending investments that contribute to human rights violations.	Shareholder	Y	AGAINST	FOR
JPMorgan Chase & Co.	JPM	46625H100	5/21/2013	Annual	9	Stockholder proposal to disclose firm payments used directly or indirectly for lobbying, including specific amounts and recipient's names.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	1	Election of Directors: L.F. Deily, R.E. Denham, A.P. Gast, E. Hernandez, G.L. Kirkland, C.W. Moorman, K.W. Sharer, J.G. Stumpf, R.D. Sugar, C. Ware, J.S. Watson.	Board of Directors	Y	FOR	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	2	Ratification of Appointment of Independent Registered Public Accounting Firm.	Board of Directors	Y	FOR	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	3	Advisory vote to Approve Named Executive Officer Compensation.	Board of Directors	Y	FOR	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	4	Approval of amendments to Long-Term Incentive Plan.	Board of Directors	Y	FOR	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	5	Stockholder proposal regarding shale energy operations.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	6	Stockholder proposal regarding offshore oil wells.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	7	Stockholder proposal regarding climate risk.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	8	Stockholder proposal regarding lobbying disclosure.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	9	Stockholder proposal regarding cessation of use of corporate funds for political purposes.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	10	Stockholder proposal regarding cumulative voting.	Shareholder	Y	FOR	Against - we are for cumulative voting.
Chevron Corporation	CVX	166764100	5/29/2013	Annual	11	Stockholder proposal regarding special meetings.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	12	Stockholder proposal regarding independent director with environmental expertise.	Shareholder	Y	AGAINST	FOR
Chevron Corporation	CVX	166764100	5/29/2013	Annual	13	Stockholder proposal regarding country selection guidelines.	Shareholder	Y	AGAINST	FOR
Mylan Inc.	MYL	628530107	5/24/2013	Annual	1

Election of Directors: Heather Bresch, Wendy Cameron, Robert J. Cindrich, Robert J. Coury, Neil Dimick CPA, Melina Higgins, Douglas J. Leech CPA, Rajiv Malik, Joseph C. Maroon MD, Mark W Parrish, Rodney L. Piatt CPA, C.B. Todd and Randall L. (Pete) Vanderveen PhD RPh CPA.

							Board of Directors	Y	FOR	FOR
Mylan Inc.	MYL	628530107	5/24/2013	Annual	2	Ratify the selection of Deloitte & Touche LLP as the Company's independent resgistered public accounting firm for the year ending December 31, 2013.	Board of Directors	Y	FOR	FOR
Mylan Inc.	MYL	628530107	5/24/2013	Annual	3	Approve, on an advisory basis, the compensation of the Named Executive Officers of the Company.	Board of Directors	Y	FOR	FOR
Mylan Inc.	MYL	628530107	5/24/2013	Annual	4	Consider a shareholder proposal requesting the adoption of a mandatory policy requiring that the Chairman of the Board of Directors be an Independent Director.	Shareholder	Y	AGAINST	FOR
The Home Depot, Inc.	HD	437076102	5/23/2013	Annual	1	Election of Directors: F. Duane Ackerman, Francis S. Blake, Ari Bousbib, Gregory D. Brenneman, J. Frank Brown, Albert P. Carey, Armando Codina, Bonnie G. Hill, Karen L. Katen and Mark Vadon.	Board of Directors	Y	FOR	FOR
The Home Depot, Inc.	HD	437076102	5/23/2013	Annual	2	Proposal to ratify the appointment of KPMG LLP.	Board of Directors	Y	FOR	FOR
The Home Depot, Inc.	HD	437076102	5/23/2013	Annual	3	Advisory vote to approve executive compensation.	Board of Directors	Y	FOR	FOR
The Home Depot, Inc.	HD	437076102	5/23/2013	Annual	4	Approval of the Material Terms of Officer Performance Goals under the Management Incentive Plan.	Board of Directors	Y	FOR	FOR
The Home Depot, Inc.	HD	437076102	5/23/2013	Annual	5	Approval of the Amended and Restated 2005 Omnibus Stock Incentive Plan.	Board of Directors	Y	FOR	FOR
The Home Depot, Inc.	HD	437076102	5/23/2013	Annual	6	Shareholder proposal regarding employment diversity report.	Shareholder	Y	AGAINST	FOR
The Home Depot, Inc.	HD	437076102	5/23/2013	Annual	7	Shareholder proposal regarding stormwater management policy.	Shareholder	Y	AGAINST	FOR
Union Pacific Corporation	UNP	907818108	5/16/2013	Annual	1

Election of Directors: A. H. Card, Jr., E.B. Davis, Jr., T. J. Donohue, A.W. Dunham, J.R. Hope, J.J. Koraleski, C.C. Krulak, M.R. McCarthy, M.W. McConnell, T.F. McLarty III, S.R. Rogel, J.H. Villarreal and J.R. Young.

							Board of Directors	Y	FOR	FOR
Union Pacific Corporation	UNP	907818108	5/16/2013	Annual	2	Ratification of the Appointment of Deloitte & Touche LLP as Independent Auditor for 2013.	Board of Directors	Y	FOR	FOR
Union Pacific Corporation	UNP	907818108	5/16/2013	Annual	3	An advisory vote on executive compensation.	Board of Directors	Y	FOR	FOR
Union Pacific Corporation	UNP	907818108	5/16/2013	Annual	4	Adopt the Union Pacific Corporation 2013 Stock Incentive Plan.	Board of Directors	Y	FOR	FOR
Union Pacific Corporation	UNP	907818108	5/16/2013	Annual	5	Shareholder proposal regarding lobbying activities if properly presented at the Annual Meeting.	Shareholder	Y	AGAINST	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	1	Election of Directors: Michael L. Underwood and Deborah M. Fretz.	Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	2	To approve, by non-binding vote, the compensation of the Company's named executive officers.	Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	3

To authorize the preparation of our Dutch statutory annual accounts and the annual report of our Management Board in the English Language and to adopt our Dutch statutory annual accounts for the year ended December 31, 2012.

							Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	4	To approve the final dividend for the year ended December 31, 2012 in an amount of $0.20 per share, which has previously been paid out to shareholders in the form of interim dividends.	Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	5	To discharge the sole member of our Management Board from liability in respect of the exercise of its duties during the year ended December 31, 2012.	Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	6	To discharge the members of our Supervisory Board from liability in respect of the exercise of their duties during the year ended December 31, 2012.	Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	7	To appoint Ernst & Young LLP as our independent registered public accounting firm, who will audit our accounts for the year ending December 31, 2013.	Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	8

To approve the extension of the authority of our Management Board, acting eith the approval of the Supervisory Board, to repurchase up to 10% of our issued share capital until November 8, 2014 on the open market, through privately negotiated transactions or in one or more self tender offers for a price per share not less than the nominal value of a share and not higher than 110% of the most recent available (as of the time of repurchase) price of a share on any securities exchange where our shares are traded.

							Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	9

To approve the extension of the authority of our Supervisory Board to issue shares and/or grant rights to acquire our shares (including options to subscribe for shares), never to exceed the number of authorized but unissued shares, and to limit or exclude the preemptive rights of shareholders with respect to the issuance of shares and/or the grant of the right to acquire shares, until May 8, 2018.

							Board of Directors	Y	FOR	FOR
Chicago Bridge & Iron Company N.V.	CBI	167250109	5/8/2013	Annual	10	To adopt an amendment to the Chicago Bridge & Iron 2001 Employee Stock Purchase Plan.	Board of Directors	Y	FOR	FOR
HollyFrontier Corporation	HFC	436106108	5/15/2013	Annual	1

Election of Directors: Douglas Y. Bech, Buford P. Berry, Leldon E. Echols, R. Kevin Hardage, Michael C. Jennings, Robert J. Kostelnik, James H. Lee, Robert G. McKenzie, Franklin Myers, Michael E. Rose, and Tommy A. Valenta.

							Board of Directors	Y	FOR	FOR
HollyFrontier Corporation	HFC	436106108	5/15/2013	Annual	2	Advisory vote to Approve Named Executive Officer Compensation.	Board of Directors	Y	FOR	FOR
HollyFrontier Corporation	HFC	436106108	5/15/2013	Annual	3	To ratify the appointment of Ernst & Young LLP as the Company's registered public accounting firm for the 2013 fiscal year.	Board of Directors	Y	FOR	FOR
Comcast Corporation	CMCSA	20030N101	5/15/2013	Annual	1

Election of Directors: Kenneth J. Bacon, Sheldon M. Bonovitz, Joseph J. Collins, J. Michael Cook, Gerald L. Hassell, Jeffrey A. Honickman, Eduardo G. Mestre, Brian L. Roberts, Ralph J. Roberts, Johnathan A. Rodgers and Dr. Judith Rodin.

							Board of Directors	Y	FOR	FOR
Comcast Corporation	CMCSA	20030N101	5/15/2013	Annual	2	Ratification of the appointment of our independent auditors.	Board of Directors	Y	FOR	FOR
Comcast Corporation	CMCSA	20030N101	5/15/2013	Annual	3	To prohibit accelerated vesting upon a change in control.	Shareholder	Y	ABSTAIN	Not enough information
Comcast Corporation	CMCSA	20030N101	5/15/2013	Annual	4	To adopt a recapitalization plan.	Shareholder	Y	ABSTAIN	Not enough information
Halliburton Company	HAL	406216101	5/15/2013	Annual	1

Election of Directors: Alan M. Bennett, James R. Boyd, Milton Carroll, Nance K. Dicciani, Murry S. Gerber, Jose C. Grubisich, Abdallah S. Jum'ah, David J. Lesar, Robert A. Malone, J. Landis Martin and Debra L. Reed.

							Board of Directors	Y	FOR	FOR
Halliburton Company	HAL	406216101	5/15/2013	Annual	2	Proposal for Ratification of the Selection of Auditors.	Board of Directors	Y	FOR	FOR
Halliburton Company	HAL	406216101	5/15/2013	Annual	3	Consider Advisory Approval of Executive Compensation.	Board of Directors	Y	FOR	FOR
Halliburton Company	HAL	406216101	5/15/2013	Annual	4	Proposal to Amend and Restate the Halliburton Company Stock Incentive Plan.	Board of Directors	Y	FOR	FOR
Halliburton Company	HAL	406216101	5/15/2013	Annual	5	Stockholder Proposal on Human Rights Policy.	Shareholder	Y	AGAINST	FOR
Regions Financial Corporation	RF	7591EP100	5/16/2013	Annual	1

Election of Directors: George W. Bryan, Carolyn H. Byrd, David J Cooper Sr., Don DeFosset, Eric C. Fast, O. B. Grayson Hall Jr., John D. Johns, Charles D. McCrary, James R. Malone, Ruth Ann Marshall, Susan W. Matlock, John E. Maupin Jr., John R. Roberts and Lee J. Styslinger III.

							Board of Directors	Y	FOR	FOR
Regions Financial Corporation	RF	7591EP100	5/16/2013	Annual	2	Nonbinding Stockholder Approval of Executive Compensation.	Board of Directors	Y	FOR	FOR
Regions Financial Corporation	RF	7591EP100	5/16/2013	Annual	3	Approval of the Regions Financial Corporation Executive Incentive Plan.	Board of Directors	Y	FOR	FOR
Regions Financial Corporation	RF	7591EP100	5/16/2013	Annual	4	Ratification of Selection of Independent Registered Public Accounting Firm.	Board of Directors	Y	FOR	FOR
Regions Financial Corporation	RF	7591EP100	5/16/2013	Annual	5	Stockholder proposal regarding posting a report, updated semi-annually, of political contributions.	Shareholder	Y	AGAINST	FOR
Marathon Petroleum Corporation	MPC	56585A102	4/24/2013	Annual	1	Election of Directors: Evan Bayh, William L. Davis and Thomas J. Usher.	Board of Directors	Y	Y	FOR
Marathon Petroleum Corporation	MPC	56585A102	4/24/2013	Annual	2	Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent auditor for 2013.	Board of Directors	Y	Y	FOR
Marathon Petroleum Corporation	MPC	56585A102	4/24/2013	Annual	3	Advisory approval of the company's 2013 named executive officer compensation.	Board of Directors	Y	Y	FOR
Marathon Petroleum Corporation	MPC	56585A102	4/24/2013	Annual	4	Approval of amendment to Restated Certificate of Incorporation to eliminate the classification of the Board of Directors.	Board of Directors	Y	Y	FOR
Polaris Industries, Inc.	PII	731068102	4/25/2013	Annual	1	Election of Directors: Brian C. Cornell, Bernd F. Kessler and Scott W. Wine.	Board of Directors	Y	Y	FOR
Polaris Industries, Inc.	PII	731068102	4/25/2013	Annual	2	Ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm for 2013.	Board of Directors	Y	Y	FOR
Polaris Industries, Inc.	PII	731068102	4/25/2013	Annual	3	Advisory vote to approve the compensation of our Named Executive Officers.	Board of Directors	Y	Y	FOR
Cigna Corporation	CI	125509109	4/24/2013	Annual	1	Election of Directors: David M. Cordani, Isaiah Harris Jr., Jane E Henney MD, and Donna F Zarcone.	Board of Directors	Y	Y	FOR
Cigna Corporation	CI	125509109	4/24/2013	Annual	2	Ratification of appointment of PricewaterhouseCoopers LLP as Cigna's independent registered public accounting firm for 2013.	Board of Directors	Y	Y	FOR
Cigna Corporation	CI	125509109	4/24/2013	Annual	3	Advisory approval of Cigna's executive compensation.	Board of Directors	Y	Y	FOR
Cigna Corporation	CI	125509109	4/24/2013	Annual	4	Approval of an amendment to Cigna's Long-Term Incentive Plan.	Board of Directors	Y	Y	FOR
Lithia Motors, Inc.	LAD	536797103	4/26/2013	Annual	1	Election of Directors: Sidney B. DeBoer, Thomas R. Becker, Susan O. Cain, Bryan B. DeBoer, M. L. Dick Heimann, Kenneth E. Roberts and William J. Young.	Board of Directors	Y	FOR	FOR
Lithia Motors, Inc.	LAD	536797103	4/26/2013	Annual	2	To cast an advisory vote on the compensation of our named executive officers, as disclosed pursuant to Item 402 of Regulation S-K.	Board of Directors	Y	FOR	FOR
Lithia Motors, Inc.	LAD	536797103	4/26/2013	Annual	3	To approve the 2013 amended and restated stock incentive plan.	Board of Directors	Y	FOR	FOR
Lithia Motors, Inc.	LAD	536797103	4/26/2013	Annual	4	To approve the 2013 Discretionary Support Services Variable Performance Compensation Plan.	Board of Directors	Y	FOR	FOR
Lithia Motors, Inc.	LAD	536797103	4/26/2013	Annual	5	To ratify the selection of KPMG LLP as our Independent Registered Public Accounting Firm for the year ending December 31, 2013.	Board of Directors	Y	FOR	FOR
Ameriprise Financial Inc.	AMP	03076C106	4/24/2013	Annual	1	Election of Directors: James M. Cracchiolo, Lon R. Greenberg, Warren D. Knowlton, W. Walker Lewis, Siri S. Marshall, Jeffrey Noddle, H. Jay Sarles, Robert F. Sharpe Jr. and William H. Turner.	Board of Directors	Y	FOR	FOR
Ameriprise Financial Inc.	AMP	03076C106	4/24/2013	Annual	2	To approve a nonbinding advisory resolution approving the compensation of the named executives.	Board of Directors	Y	FOR	FOR
Ameriprise Financial Inc.	AMP	03076C106	4/24/2013	Annual	3	To ratify the Audit Committee's selection of PricewaterhouseCoopers LLP as independent registered public accountants for 2013.	Board of Directors	Y	FOR	FOR
Ameriprise Financial Inc.	AMP	03076C106	4/24/2013	Annual	4	A shareholder proposal relating to supermajority voting rights.	Shareholder	Y	FOR	Against - we are against supermajority voting.
Citigroup Inc.	C	172967424	4/24/2013	Annual	1

Election of Directors: Michael L. Corbat, Franz B. Humer, Robert L. Joss, Michael E. O'Neill, Judith Rodin, Robert L. Ryan, Anthony M. Santomero, Joan E. Spero, Diana L. Taylor, William S. Thompson Jr., and Ernesto Zedillo Ponce de Leon.

							Board of Directors	Y	FOR	FOR
Citigroup Inc.	C	172967424	4/24/2013	Annual	2	Proposal to ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2013.	Board of Directors	Y	FOR	FOR
Citigroup Inc.	C	172967424	4/24/2013	Annual	3	Advisory approval of Citi's 2012 executive compensation.	Board of Directors	Y	FOR	FOR
Citigroup Inc.	C	172967424	4/24/2013	Annual	4	Amendment to the Citigroup 2009 stock incentive plan (relating to dividend equivalents).	Board of Directors	Y	FOR	FOR
Citigroup Inc.	C	172967424	4/24/2013	Annual	5	Stockholder proposal requesting that executives retain a significant portion of their stock until reaching normal retirement age.	Shareholder	Y	AGAINST	FOR
Citigroup Inc.	C	172967424	4/24/2013	Annual	6	Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Shareholder	Y	AGAINST	FOR
Citigroup Inc.	C	172967424	4/24/2013	Annual	7	Stockholder proposal requesting that the Board insititute a policy to make it more practical to deny indemnification for Directors.	Shareholder	Y	AGAINST	FOR
The Boeing Company	BA	097023105	4/29/2013	Annual	1

Election of Directors: David L. Calhoun, Arthur D. Collins Jr., Linda Z. Cook, Kenneth M. Duberstein, Edmund P. Giambastiani Jr., Lawrence W. Kellner, Edward M. Liddy, W. James McNerney Jr., Susan C. Schwab, Ronald A. Williams and Mike S. Zafirovski.

							Board of Directors	Y	FOR	FOR
The Boeing Company	BA	097023105	4/29/2013	Annual	2	Advisory vote to Approve Named Executive Officer Compensation.	Board of Directors	Y	FOR	FOR
The Boeing Company	BA	097023105	4/29/2013	Annual	3	Ratification of the Appointment of Deloitte & Touche LLP as Independent Auditor for 2013.	Board of Directors	Y	FOR	FOR
The Boeing Company	BA	097023105	4/29/2013	Annual	4	Future Extraordinary Retirement Benefits.	Shareholder	Y	AGAINST	FOR
The Boeing Company	BA	097023105	4/29/2013	Annual	5	Action written by consent.	Shareholder	Y	FOR	Against - we are for shareholder written consent.
The Boeing Company	BA	097023105	4/29/2013	Annual	6	Executives to Retain Significant Stock.	Shareholder	Y	AGAINST	FOR
The Boeing Company	BA	097023105	4/29/2013	Annual	7	Independent Board Chairman.	Shareholder	Y	FOR	Against - we are for independent chair & CEO.
Wells Fargo & Company	WFC	949746101	4/23/2013	Annual	1

Election of Directors: John D. Baker III, Elaine L. Chao, John S. Chen. Lloyd H. Dean, Susan E. Engel, Enrique Hernandez Jr., Donald M. James, Cynthia H. Milligan, Federico F. Pena, Howard V. Richardson, Judith M. Runstad, Stephen W. Sanger, John G. Stumpf and Susan G. Swenson.

							Board of Directors	Y	FOR	FOR
Wells Fargo & Company	WFC	949746101	4/23/2013	Annual	2	Advisory resolution to approve executive compensation.	Board of Directors	Y	FOR	FOR
Wells Fargo & Company	WFC	949746101	4/23/2013	Annual	3	Proposal to approve the Company's Amended and Restated Long-Term Incentive Compensation Plan.	Board of Directors	Y	FOR	FOR
Wells Fargo & Company	WFC	949746101	4/23/2013	Annual	4	Proposal to ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2013.	Board of Directors	Y	FOR	FOR
Wells Fargo & Company	WFC	949746101	4/23/2013	Annual	5	Stockholder proposal to adopt a policy requiring an independent chairman.	Shareholder	Y	FOR	Against - we are for independent chair & CEO.
Wells Fargo & Company	WFC	949746101	4/23/2013	Annual	6	Stockholder proposal to provide a report on the Company's lobbying policies and practices.	Shareholder	Y	AGAINST	FOR
Wells Fargo & Company	WFC	949746101	4/23/2013	Annual	7	Stockholder proposal to review and report on internal controls over the Company's mortgage servicing and foreclosure practices.	Shareholder	Y	AGAINST	FOR
Transdigm Group Incorporated	TDG	893641100	3/6/2013	Annual	1	Election of Directors: Mervin Dunn & Michael Graff.	Board of Directors	Y	FOR	FOR
Transdigm Group Incorporated	TDG	893641100	3/6/2013	Annual	2	To approve (in an advisory vote) compensation paid to the commpany's named executive officers.	Board of Directors	Y	FOR	FOR
Transdigm Group Incorporated	TDG	893641100	3/6/2013	Annual	3	To ratify the selection of Ernst & Young, LLP as the company's independent accountants for the fiscal year ending September 30, 2013.	Board of Directors	Y	FOR	FOR
Transdigm Group Incorporated	TDG	893641100	3/6/2013	Annual	4	To vote on a stockhoilder proposal, if properly presented at the meeting.	Shareholder	Y	ABSTAIN	N/A - we do not know what it will be.
Franklin Resources, Inc.	BEN	354613101	3/13/2013	Annual	1

Election of Directors: Samuel H. Armacost, Peter K. Barker, Charles Crocker, Charles B. Johnson, Gergory E. Johnson, Rupert H. Johnson, Jr., Mark C. Pigott, Chutta Ratnathicam, Laura Stein, Anne M. Tatlock, and Geoffrey Y. Yang.

							Board of Directors	Y	FOR	FOR
Franklin Resources, Inc.	BEN	354613101	3/13/2013	Annual	2	To ratify the appointment of Pricewaterhousecoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2013.	Board of Directors	Y	FOR	FOR
Franklin Resources, Inc.	BEN	354613101	3/13/2013	Annual	3	Stockholder proposal on genocide-free investing.	Shareholder	Y	AGAINST	FOR
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	1	Acceptance, in a non-binding vote, of the financial statements for the twelve month period ended August 31, 2012 as presented.	Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	2	Re-appointment of the following directors: William L. Kimsey, Robert I. Lipp, Pierre Nenterme, Gilles C. Pelisson, and Wulf Von Schimmelmann.	Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	3

Ratification, in a non-binding vote, of appointment of KPMG as independent registered public accounting firm for the 2013 fiscal year and authorization, in a binding vote, of the board, acting through the audit committee, to determine KPMG's remuneration.

							Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	4	Approval, in a non-binding vote, of the compensation of the named executive officers.	Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	5	Approval of an amendment to the Accenture PLC 2010 share incentive plan.	Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	6	Authorization to hold the 2014 annual general meeting of shareholders of Accenture Plc at a location outside of Ireland.	Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	7	Authorization of Accenture to make open-market purchases of Accenture Plc Class A ordinary shares.	Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	8	Determination of the price rande at which Accenture Plc can re-issue shares that it acquires as treasury stock.	Board of Directors	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Accenture PLC	ACN	G1151C101	2/6/2013	Annual	9	Shareholder proposal - report on lobbying practices.	Shareholder	N	N/A	Missed voting - we received the proxy 1 day before voting ended.
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	1	Election of director: Steven A. Ballimer	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	2	Election of director: Dina Dublon	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	3	Election of director: William H. Gates, III	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	4	Election of director: Maria M. Klawe	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	5	Election of director: Stephen J. Luczo	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	6	Election of director: David F. Marquardt	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	7	Election of director: Charles H. Noski	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	8	Election of Director: Helmut Panke	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	9	Election of Director: John W. Thompson	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	10	Advisory vote on named executive officer compensation.	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	11	Approval of employee stock purchase plan.	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	12	Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year 2013.	Board of Directors	Y	FOR	FOR
Microsoft Corporation	MSFT	594918104	11/28/2012	Annual	13	Shareholder proposal - adopt cumulative voting.	Shareholder	Y	FOR	Against - we are for cumulative voting.

Registrant: NORTHERN LIGHTS FUND TRUST - LEADER SHORT-TERM BOND FUND										Item 1, Exhibit 45
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Eaton Vance	EFR	27828Q501	Annual, 8/24/12	1	Election of Trustees: Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters, Harriett Tee Taggart	MGMT	Y	Withhold	FOR
2	Eaton Vance	EFR	27828Q402	Annual, 8/24/12	1	Election of Trustees: Scott E. Eston, Ronald A. Pearlman, Helen Frame Peters, Harriett Tee Taggart	MGMT	Y	Withhold	FOR
3	Pitney Bowes	PBI	724481866	Annual, 12/10/2012	1	Election of Directors: Mark J. Gentile, Harrison Kephart, Jr.	MGMT	Y	Withhold	FOR
4	Pitney Bowes	PBI	724481866	Annual, 12/10/2012	2	Ratification of the selection of Pricewaterhouse coopers LLP as Indepndent public Accountants for the company for the year ending December 31, 2013	MGMT	Y	For	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - LEADER TOTAL RETURN FUND										Item 1, Exhibit 46
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Pitney Bowes	PBI	724481866	Annual, 12/10/2012	1	Election of Directors: Mark J. Gentile, Harrison Kephart, Jr.	MGMT	Y	Withhold	FOR
2	Pitney Bowes	PBI	724481866	Annual, 12/10/2012	2	Ratification of the selection of Pricewaterhouse coopers LLP as Indepndent public Accountants for the company for the year ending December 31, 2013	MGMT	Y	For	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - MAKEFIELD MANAGED FUTUTRES LEGENDS FUND									Item 1, Exhibit 47
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - MUTUALHEDGE FRONTIER LEGENDS FUND									Item 1, Exhibit 48
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - Navigator Equity Hedged Fund									Item 1, Exhibit 49
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL CORE EQUITY FUND									Item 1, Exhibit 50
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	There were no proxy votes during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL EXPLORER FUND									Item 1, Exhibit 51
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	There were no proxy votes during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL INTERNATIONAL FUND									Item 1, Exhibit 52
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	1. Directors	MGMT	Y	FOR	FOR
2	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	2A Amend fundamental investment restriction with respect to issuance of senior securities
3	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	2B Amend fundamental investment restriction with respect to borrowing	MGMT	Y	FOR	FOR
4	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	2C Amend fundamental investment restriction with respect to concentrating investments in particular industry	MGMT	Y	FOR	FOR
5	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	2D Amend fundamental investment restriction with respect to purchasing or selling real estate.	MGMT	Y	FOR	FOR
6	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	2E Amend fundamental investment restriction with respect to purchasing or selling commodities	MGMT	Y	FOR	FOR
7	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	2F Amend fundamental investment restriction with respect to making loans	MGMT	Y	FOR	FOR
8	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	SG Amend fundamental investment restriction with respect to diversification of investments	MGMT	Y	FOR	FOR
9	Artison Global Value Fund	ARTGX	04314H840	Special, 11/13/2012	3 Amend fundamental investment restriction with respect to incorporation of the corporation	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND									Item 1, Exhibit 53
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	TCW Total Return Bond Fund	TGLMX	87234N880	Special, 11/28/2012	1. Approve a new investment advisory and management agreement between the corporation and TCW investment management company, the fund's current investment advisor.	MGMT	YES	FOR	FOR
2	Metripolitan West Total Return Bond Fund	MWTIX	592905509	Special, 11/28/2012	1. Approve a new investment management agreement between the trust and Metropolitan West Asset Management, LLC, the fund's current investment advisor.	MGMT	YES	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - PACIFIC FINANCIAL TACTICAL FUND									Item 1, Exhibit 54
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	TCW Total Return Bond Fund	TGLMX	87234N880	Special, 11/28/2012	1. Approve a new investment advisory and management agreement between the corporation and TCW investment management company, the fund's current investment advisor.	MGMT	YES	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - Pacific Financial Faith & Value Based Moderate Fund									Item 1, Exhibit 55
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3	There were no proxy votes during the Reporting Period.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Fund Trust

By (Signature and Title)*    /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date  August 20, 2013

* Print the name and title of each signing officer under his or her signature.